THE PAPP FAMILY OF FUNDS

                       Statement of Additional Information

[Image of L. Roy Papp]             May 1, 2002
                      (as supplemented September 10, 2002)

                       6225 North 24th Street - Suite #150
                             Phoenix, Arizona 85016
                                 (602) 956-1115
                                 (800) 421-4004

                            Email: invest@roypapp.com
                        Internet: http://www.roypapp.com

================================================================================

      This Statement of Additional Information relates to Papp Stock Fund, Inc., Papp America-Abroad Fund, Inc., Papp America-Pacific Rim Fund, Inc., Papp Focus Fund, Inc. and Papp Small & Mid-Cap Growth Fund, Inc. (each a "Fund" and collectively the "Funds"). This Statement of Additional Information is not a prospectus, but provides information that should be read in conjunction with the Funds' prospectus dated May 1, 2002 and any supplement to the prospectus. You may obtain free copies of the prospectus by writing or calling the Funds at the address or telephone number shown above.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                Table of Contents

                                                                            Page
Information about the Funds and Their Shares.................................1
Investment Policies..........................................................2
Investment Restrictions......................................................3
Investment Adviser...........................................................6
Management of the Funds......................................................7
Code of Ethics..............................................................11
Principal Shareholders......................................................11
Portfolio Transactions and Brokerage........................................12
Performance Information.....................................................13
Purchasing and Redeeming Shares.............................................17
Additional Tax Information..................................................17
Custodian....................................................................18
Transfer Agent..............................................................18
Financial Statements........................................................18

--------------------------------------------------------------------------------

Information about the Funds and Their Shares

      Each Fund is an open-end management investment company that is organized as a Maryland Corporation. All of the Funds are diversified except Focus Fund, which is non-diversified. Papp Stock Fund, Inc. was incorporated on September 15, 1989 and commenced operations on November 29, 1989.

Prior to April 1999, Papp Stock Fund, Inc. was named The L. Roy Papp Stock Fund, Inc. Papp America-Abroad Fund, Inc. was incorporated on August 15, 1991, and commenced operations on December 6, 1991. Papp America-Pacific Rim Fund, Inc. was incorporated on December 18, 1996 and commenced operations on March 14, 1997. Papp Focus Fund was incorporated on December 17, 1997 and commenced operations on March 2, 1998. Papp Small & Mid-Cap Growth Fund was incorporated on September 15, 1998 and commenced operations on December 15, 1998. L. Roy Papp & Associates, LLP ("the Adviser") provides investment advisory services to the Funds.

      Each share of capital stock of a Fund, $.01 par value, is entitled to share pro rata in any dividends and other distributions on shares of that Fund declared by its Board of Directors, to one vote per share in elections of directors and other matters presented to shareholders, and to equal rights per share in the event of liquidation.

      According to Maryland law and each Fund's bylaws, the Funds are not required to hold annual meetings of shareholders unless required to do so under the Investment Company Act of 1940 (the "1940 Act"). A Fund will call a meeting of shareholders for the purpose of voting upon the question of removal of a director or directors when requested in writing to do so by record holders of at least 10% of that Fund's outstanding common shares, and in connection with such meeting will comply with the provisions of section 16(c) of the 1940 Act concerning assistance with a record shareholder communication asking other record shareholders to join in that request.

Investment Policies

      The Funds invest with the objective of long-term capital growth. A Fund's investment objective may not be changed without the approval of a majority of that Fund's outstanding shares. The investment objectives of the Funds are more fully described in the prospectus under the caption of "Investment Objective" for each Fund and under the caption "Investment Objectives and Methods." The primary manner in which the Funds pursue their investment objectives is discussed in the prospectus under the captions "Investment Objectives and Methods" and "Risk Factors."

      Temporary Investments. The Funds may, from time to time, take temporary defensive positions that are inconsistent with their principal investment strategies. If a Fund's Adviser believes a temporary defensive position is necessary in view of market conditions, the Fund may hold cash or invest up to 100% of its assets in high-quality short-term government or corporate obligations. Taking a temporary defensive position may prevent a Fund from achieving its investment objective.

      Portfolio Turnover. Each of the Stock Fund, America-Abroad Fund and America-Pacific Rim Fund expects that its annual portfolio turnover rate will not exceed 25% under normal conditions, a turnover rate less than that of most mutual funds that invest primarily in common stocks. Each of the Focus Fund and Small & Mid-Cap Growth Fund expects that its annual portfolio turnover rate will not exceed 50% under normal conditions, a turnover rate less than that of most mutual funds that invest primarily in a small number of securities or in small and mid-capitalization securities, respectively. However, there can be no assurance that the Funds will not exceed this rate, and the portfolio turnover rate may vary from year to year. In particular, the turnover rate of Focus Fund may vary significantly from year to year because of the need to maintain the portfolio diversification required by the Internal Revenue Code and the small number of portfolio holdings.

Investment Restrictions

      Each Fund has adopted certain fundamental investment restrictions that may not be changed without the approval of a majority of that Fund's outstanding shares. The Funds' fundamental investment restrictions are as follows:

      Papp Stock Fund and Papp America-Abroad Fund

      Neither Fund may:

            1. To the extent of 75% of its assets (valued at time of investment), invest more than 5% of its assets (valued at such time) in securities of any one issuer, except in obligations of the United States Government and its agencies and instrumentalities;

            2. Acquire securities of any one issuer that at time of investment
            (a) represent more than 10% of the voting securities of the issuer or (b) have a value greater than 10% of the value of the outstanding securities of the issuer;

            3. Invest more than 5% of its assets (valued at time of investment) in securities of issuers with less than three years' operation (including predecessors);

            4. Invest more than 5% of its assets (valued at time of investment) in securities that are not readily marketable;

            5. Invest more than 25% of its assets (valued at time of investment) in securities of companies in any one industry;

            6. Invest in repurchase agreements or reverse repurchase agreements;

            7. Acquire securities of other investment companies except (a) by purchase in the open market, where no commission or profit to a sponsor or dealer results from such purchase other than the customary broker's commission and (b) where the acquisition results from a dividend or a merger, consolidation or other reorganization [in addition to this investment restriction, the Investment Company Act of 1940 provides that the Fund may neither purchase more than 3% of the voting securities of any one investment company nor invest more than 10% of the Fund's assets (valued at time of investment) in all investment company securities purchased by the Fund];

            8. Purchase or retain securities of a company if all of the directors and officers of the Fund and of its investment adviser who individually own beneficially more than1/2% of the securities of the company collectively own beneficially more than 5% of such securities;

            9. Borrow money except from banks for temporary or emergency purposes in amounts not exceeding 10% of the value of the Fund's assets at the time of borrowing (the Fund will not purchase additional securities when its borrowings exceed 5% of the value of its assets);

            10. Pledge, mortgage or hypothecate its assets, except for temporary or emergency purposes and then to an extent not greater than 15% of its assets at cost;

            11. Underwrite the distribution of securities of other issuers, or acquire "restricted" securities that, in the event of a resale, might be required to be registered under the Securities Act of 1933 on the ground that the Fund could be regarded as an underwriter as defined by that Act with respect to such resale;

            12. Purchase or sell real estate or interests in real estate, although it may invest in marketable securities of enterprises that invest in real estate or interests in real estate;

            13. Purchase or sell commodities, commodity contracts or options;

            14. Make margin purchases or short sales of securities;

            15. Invest in companies for the purpose of management or the exercise of control;

            16. Make loans (but this restriction shall not prevent the Fund from investing in debt securities, subject to the 5% limitation stated in restriction 4 above);

            17. Invest in or write puts, calls, straddles or spreads;

            18. Invest in oil, gas or other mineral exploration or development programs, although it may invest in marketable securities of enterprises engaged in oil, gas or mineral exploration; and

            19. Invest more than 5% of its net assets (valued at time of investment) in warrants, nor more than 2% of its net assets in warrants that are not listed on the New York or American Stock Exchanges.

      Papp America-Pacific Rim Fund, Papp Focus Fund and Papp Small & Mid-Cap Growth Fund

      No Fund may:

            1. (for Papp America-Pacific Rim Fund and Papp Small & Mid-Cap Growth Fund only) To the extent of 75% of its assets (valued at time of investment), invest more than 5% of its assets (valued at such time) in securities of any one issuer, except in obligations of the United States Government and its agencies and instrumentalities;

            2. Acquire securities of any one issuer that at time of investment
            (a) represent more than 10% of the voting securities of the issuer or (b) have a value greater than 10% of the value of the outstanding securities of the issuer;

            3. Invest more than 25% of its assets (valued at time of investment) in securities of companies in any one industry;

            4. (for Papp America-Pacific Rim Fund only) Invest in repurchase agreements or reverse repurchase agreements;

            5. Borrow money except from banks for temporary or emergency purposes in amounts not exceeding 10% of the value of the Fund's assets at the time of borrowing (the Fund will not purchase additional securities when its borrowings exceed 5% of the value of its assets);

            6. Underwrite the distribution of securities of other issuers, or acquire "restricted" securities that, in the event of a resale, might be required to be registered under the Securities Act of 1933 on the ground that the Fund could be regarded as an underwriter as defined by that Act with respect to such resale;

            7. Purchase or sell commodities, commodity contracts or options;

            8. Make margin purchases or short sales of securities;

            9. Invest in companies for the purpose of management or the exercise of control;

            10. (for Papp America-Pacific Rim Fund only) Make loans (but this restriction shall not prevent the Fund from investing in debt securities, subject to the 5% limitation stated in restriction 5 above);

                  (for Focus Fund and Papp Small & Mid-Cap Growth Fund only)
            Make loans (but this restriction shall not prevent the Fund from investing in debt securities); and

            11. Issue any senior security except to the extent permitted under the 1940 Act.

      Each Fund has also adopted the following restrictions that may be changed by the Board of Directors without shareholder approval:

            a. (For Papp America-Pacific Rim Fund, Papp Focus Fund and Papp Small and Mid-Cap Growth Fund only) Invest more than 5% of its assets (valued at time of investment) in securities of issuers with less than three years' operation (including predecessors);

            b. (For Papp America-Pacific Rim Fund and Papp Focus Fund only) Invest more than 5% of its assets (valued at time of investment) in securities that are not readily marketable;

            c. (For Papp America-Pacific Rim Fund, Papp Focus Fund and Papp Small and Mid-Cap Growth Fund only) Acquire securities of other investment companies except (a) by purchase in the open market, where no commission or profit to a sponsor or dealer results from such purchase other than the customary broker's commission and (b) where the acquisition results from a dividend or a merger, consolidation or other reorganization [in addition to this investment restriction, the 1940 Act provides that the Fund may neither purchase more than 3% of the voting securities of any one investment company nor invest more than 10% of the Fund's assets (valued at time of investment) in all investment company securities purchased by the Fund];

            d. (For Papp Stock Fund only) Under normal circumstances, invest less than 80% of its net assets at the time of investment (plus any borrowings) in common stocks;

            e. (For Papp America-Abroad Fund only) Under normal circumstances, invest less than 80% of its net assets at the time of investment (plus any borrowings) in common stocks of U.S. companies that have substantial international activities, and in common stocks of foreign companies that are traded in the U.S.;

            f. (For Papp America-Pacific Rim Fund only) Under normal circumstances, invest less than 80% of its net assets at the time of investment (plus any borrowings) in common stocks of companies that have substantial sales to, and receive significant income from, countries within the Pacific Rim; and

            g. (For Papp Small & Mid-Cap Fund only) Under normal circumstances, invest less than 80% of its net assets at the time of investment (plus any borrowings) in common stocks of small and mid-capitalization companies determined at the time of investment.

      A Fund (other than Papp Focus Fund) will notify shareholders at least sixty (60) days prior to any change in its 80% policy (enumerated in paragraphs d through g above). In addition, neither Papp Stock Fund nor Papp America-Abroad Fund intends to issue any senior security except to the extent permitted under the 1940 Act. None of Papp America-Pacific Rim Fund, Papp Focus Fund and Papp Small & Mid-Cap Growth Fund intends to purchase or sell real estate or interests in real estate, although each may invest in marketable securities of enterprises that invest in real estate or interests in real estate.

Investment Adviser

     L. Roy Papp & Associates, LLP provides investment advisory and management services to the Funds. The Adviser is an Arizona limited liability partnership owned and controlled by its partners, of whom there were twelve at the date of this Statement of Additional Information: L. Roy Papp, Harry A. Papp, Robert L. Mueller, Rosellen C. Papp, Bruce C. Williams, George D. Clark, Jr., Jeffrey N. Edwards, Victoria S. Cavallero, Julie A. Hein, Jane E. Couperus, John L. Stull, and Russell A. Biehl. L. Roy Papp owns a majority interest in the partnership.

      Subject to the overall authority of each Fund's Board of Directors, the Adviser furnishes continuous investment supervision and management to the Funds under an investment advisory agreement. As compensation for its investment advisory and administrative services, the Adviser receives from each Fund, a monthly fee, at an annual rate of 1% of that Fund's average daily net assets. The Adviser has agreed to reimburse the Funds to the extent a Fund's total annual expenses, excluding taxes, interest and extraordinary litigation expenses, during any of its fiscal years, exceed 1.25% of its average daily net asset value in such year.

      The table below shows gross advisory fees paid by the Funds and any expense reimbursements by the Adviser to them, which are described in the prospectus.

                                      Fees Paid During    Fees Paid During    Fees Paid During
                                          Year Ended          Year Ended          Year Ended
               Fund                   December 31, 2001   December 31, 200O   December 31, 1999
               ----                   -----------------   -----------------   -----------------
Papp Stock Fund
     Advisory Fee                         $  818,013          $1,051,489          $  966,638

Papp America-Abroad Fund
     Advisory Fee                         $1,276,634          $2,134,014          $2,877,790

Papp America-Pacific Rim Fund
     Advisory Fee                         $  151,795          $  188,319          $  140,437
     Reimbursement                        $   22,412          $   12,415          $   20,357

Papp Focus Fund
     Advisory Fee                         $   25,713          $   37,046          $   41,681
     Reimbursement                        $   25,713          $   24,499          $   15,959

Papp Small & Mid-Cap Growth Fund
     Advisory Fee                         $   80,072          $   55,325          $   33,639
     Reimbursement                        $   35,841          $   35,495          $   14,585

      Under the Advisory Agreements, the Adviser furnishes at its own expense office space to the Funds and all necessary office facilities, equipment, and personnel for managing the assets of the Funds. The Adviser also pays all expenses of marketing shares of the Funds, all expenses in determination of daily price computations, placement of securities orders and related bookkeeping.

      The Funds pay all expenses incident to their operations and business not specifically assumed by the Adviser, including expenses relating to custodial, legal, and auditing charges; printing and mailing reports and prospectuses to existing shareholders; taxes and corporate fees; maintaining registration of the Funds under the 1940 Act and registration of their shares under the Securities Act of 1933; and complying with the securities laws of certain states.

      The Advisory Agreements provide that the Adviser shall not be liable for any loss suffered by the Funds or their shareholders as a consequence of any act or omission in connection with services under the Agreement, except by reason of the Adviser's willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations and duties under the Advisory Agreements.

      The Advisory Agreements may be continued from year to year only so long as the continuance is approved annually (a) by the vote of a majority of the directors of each Fund who are not "interested persons" of the Fund or the Adviser cast in person at a meeting called for the purpose of voting on such approval, and (b) by the Board of Directors or by the vote of a majority (as defined in the 1940 Act) of the outstanding shares of the Fund. At a meeting of the Board of Directors of the Funds held on September 7, 2001, called in part for the purpose of voting on the renewal of the Advisory Agreements, the Advisory Agreements were renewed through September 24, 2002 by the unanimous vote of the directors present at the meeting, and the unanimous vote of the "non-interested" directors of the Funds voting separately. The directors considered, among other things, the financial condition of the Adviser, the terms of the Advisory Agreements, the Adviser's personnel and method of analysis, the nature and quality of services provided by the Adviser, the profitability to the Adviser of its relationship with the Funds, fall-out benefits from that relationship, economies of scale and comparative fees and expense ratios. The Advisory Agreements will terminate automatically in the event of their assignment (as defined in the 1940 Act).

Management of the Funds

      The Board of Directors has overall responsibility for the conduct of each Fund's affairs. Directors hold office until the next meeting of shareholders called for the election of directors and until their successors are elected and qualified. The Funds are not required to hold meetings of shareholders. A Fund will call a meeting of shareholders for the purpose of voting upon the question of removal of a director or directors when requested in writing to do so by record holders of at least 10% of the Fund's outstanding common shares. Shareholders may remove a director, with or without cause, by the vote of a majority of all the votes entitled to be cast for the election of directors.

      The names of the directors and officers of each Fund, the date each was first elected or appointed to office, their principal business occupations during the last five years, the number of portfolios each oversees and other directorships they have held, are shown below.

                                                                                                      Number of
Name, Position(s) and Age at      Date First Elected or       Principal Occupation(s) During      Portfolios in Fund       Other
      January 1, 2002              Appointed to Office              Past Five Years                Complex Overseen    Directorships
      ---------------              -------------------              ---------------                ----------------    -------------
Directors who are interested persons of the Fund(1):

L. Roy Papp,(2) 74                         1989                  Partner, L. Roy Papp &                   Five              None
Chairman and Director                                            Associates, LLP.

Harry A. Papp,(2),(3) 47                   1989                  Partner, L. Roy Papp &                   Five              None
President and Director                                           Associates, LLP.

Robert L. Mueller,(2) 73                   1989                  Partner, L. Roy Papp &                   Five              None
Vice President, Secretary and                                    Associates, LLP.
Director

Rosellen C. Papp,(2),(3) 47                1989                  Partner, L. Roy Papp &                   Five              None
CFA, Vice President, Treasurer                                   Associates, LLP.
and Director

Bruce C. Williams,(2) 48                   1989                  Partner, L. Roy Papp &                   Five              None
Vice President and Director                                      Associates, LLP.

Directors who are not interested persons of the Fund(1):

James K. Ballinger, 52                     1989                  Director, Phoenix Museum of              Five              None
Director                                                         Art.

Amy S. Clague, 69                          1989                  Private investor since 2000;             Five              None
Director                                                         prior thereto, Partner, Boyd
                                                                 and Clague, bookkeeping
                                                                 services.
Carolyn P. O'Malley, 54                    1996                  Executive Director, Dorrance             Three             None
Director, America-Pacific Rim                                    Family Foundation since 2001;
Fund, Focus Fund and Small &                                     prior thereto, Executive
Mid-Cap Growth Funds only                                        Director, Desert Botanical
                                                                 Garden.

----------
(1)   Director of each Fund unless otherwise noted.

(2) Messrs. L. Roy Papp, Harry A. Papp, Robert L. Mueller and Bruce C. Williams and Ms. Rosellen C. Papp are "interested persons" of the Funds, as defined in the Investment Company Act of 1940, because they are Partners of the Adviser.

(3) Harry A. Papp is the son of L. Roy Papp and Rosellen C. Papp is the daughter-in-law of L. Roy Papp.

                                                                                                      Number of
Name, Position(s) and Age at      Date First Elected or       Principal Occupation(s) During      Portfolios in Fund       Other
      January 1, 2002              Appointed to Office              Past Five Years                Complex Overseen    Directorships
      ---------------              -------------------              ---------------                ----------------    -------------
Officers of the Fund:

Victoria S. Cavallero, 44                  1990                  Partner, L. Roy Papp &                   Five              NA
Vice President                                                   Associates, LLP.

George D. Clark, Jr., 62                   1990                  Partner, L. Roy Papp &                   Five              NA
Vice President                                                   Associates, LLP.

Jeffrey N. Edwards, 43                     1990                  Partner, L. Roy Papp &                   Five              NA
Vice President                                                   Associates, LLP.

Julie A. Hein, 39                          1991                  Partner, L. Roy Papp &                   Five              NA
Vice President and                                               Associates, LLP.
Assistant Treasurer

Jane E. Couperus, 32                       2001                  Partner, L. Roy Papp &                   Five              NA
Vice President                                                   Associates, LLP since 2001;
                                                                 prior thereto, Associate, L.
                                                                 Roy Papp & Associates, LLP
                                                                 and its predecessor since
                                                                 1997.

John L. Stull, 37                          2001                  Partner, L. Roy Papp &                   Five              NA
Vice President                                                   Associates, LLP since 2001;
                                                                 prior thereto, Associate, L.
                                                                 Roy Papp & Associates, LLP
                                                                 since 1997 and Financial
                                                                 Analyst, Finova Capital Group.

Russell A. Biehl, 38                       2001                  Partner, L. Roy Papp &                   Five              NA
Vice President                                                   Associates, LLP since 2001;
                                                                 prior thereto, Associate, L.
                                                                 Roy Papp & Associates, LLP
                                                                 since 1998 and Portfolio
                                                                 Manager, Harris Trust Bank.

      The address of Messrs. L. Roy Papp, Harry A. Papp, Robert L. Mueller, Bruce C. Williams and Ms. Rosellen C. Papp and each of the officers, is 6225 North 24th Street, Suite 150, Phoenix, Arizona 85016; the address of Mr. Ballinger is 322 W. Holly Street, Phoenix, Arizona 85003; the address of Mrs. Clague is 326 East Kaler Drive, Phoenix, Arizona 85020; and the address of Mrs. O'Malley is 4438 E. Camelback Road #155, Phoenix, Arizona 85018.

      As of April 1, 2002, the directors and officers of the Funds beneficially owned, in the aggregate, the following percentages of the outstanding shares of the Funds:

                    -----------------------------------------------
                                Fund                     Shares (%)
                    -----------------------------------------------
                    Stock Fund                              4.1%
                    -----------------------------------------------
                    America-Abroad Fund                     1.1%
                    -----------------------------------------------
                    America-Pacific Rim Fund               10.6%
                    -----------------------------------------------
                    Focus Fund                             21.3%
                    -----------------------------------------------
                    Small & Mid-Cap Growth Fund            23.4%
                    -----------------------------------------------

      The following table illustrates the dollar range of any equity securities "beneficially" owned (within the meaning of that term as defined in rule 16a-1(a)(2) under the Securities Exchange Act of 1934) by the directors of the Funds. The dollar range for the securities represented in the table was determined using the net asset value of a share of the Funds, as of the close of business on April 15, 2002.

                        Dollar Range of Equity Securities
                         Beneficially Owned at 12/31/01

                                                 Papp         Papp America-                         Papp Small &        Aggregate
                          Papp Stock           America-        Pacific Rim        Papp Focus           Mid-Cap           for Fund
Name of Director             Fund            Abroad Fund           Fund              Fund            Growth Fund         Complex
------------------------------------------------------------------------------------------------------------------------------------
L. Roy Papp(1)         $  over 100,000     $ over 100,000   $   over 100,000    $ over 100,000     $ over 100,000    $  over 100,000
Harry A. Papp(1)          over 100,000       over 100,000       over 100,000     10,001-50,000       over 100,000       over 100,000
Robert L. Mueller(1)      over 100,000      10,001-50,000      10,001-50,000     10,001-50,000      10,001-50,000       over 100,000
Rosellen C. Papp(1)       over 100,000       over 100,000       over 100,000     10,001-50,000       over 100,000       over 100,000
Bruce C. Williams(1)      over 100,000       over 100,000       over 100,000              None       over 100,000       over 100,000
James K. Ballinger       10,001-50,000      10,001-50,000      10,001-50,000          1-10,000           1-10,000     50,001-100,000
Amy S. Clague           50,001-100,000     50,001-100,000     50,001-100,000              None           1-10,000       over 100,000
Carolyn P. O'Malley               None               None           1-10,000              None               None           1-10,000

----------
(1)   Indicates an "interested person" of the Funds, as defined in the 1940 Act.

      No director who is not an interested person of the Funds owns beneficially or of record, any security of the Adviser, or any person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with the Adviser.

      L. Roy Papp, Harry A. Papp, and Robert L. Mueller are the members of the Executive Committee for each of the Funds, which has authority during intervals between meetings of the Boards of Directors to exercise the powers of the Board, with certain exceptions. The Executive Committees did not meet during the 2001 fiscal year. All of the directors and the officers, except Mr. Ballinger, Mrs. Clague, and Mrs. O'Malley, are partners of L. Roy Papp & Associates, LLP, the Funds' Adviser, and serve without any compensation from the Funds.

      The following table sets forth the compensation the Funds paid to Mr. Ballinger, Mrs. Clague, and Mrs. O'Malley during the fiscal year ended December 31, 2001. None of the Papp Funds has any pension or retirement plans.

                                                                                      Papp Small &         Total
                       Papp Stock    Papp America-    Papp America-    Papp Focus    Mid-Cap Growth   Compensation All
      Name                Fund        Abroad Fund   Pacific Rim Fund      Fund            Fund              Funds
      ----                ----        -----------   ----------------      ----            ----              -----
James K. Ballinger       $3,200         $4,400           $1,700           $400            $400             $10,100
Amy S. Clague            $3,200         $4,400           $1,700           $400            $400             $10,100
Carolyn P. O'Malley          --             --           $1,250           $300            $300             $ 1,850

Code of Ethics

The 1940 Act and rules thereunder require that the Funds and the Adviser establish standards and procedures for the detection and prevention of certain conflicts of interest, including activities by which persons having knowledge of the investments and investment intentions of the Funds might take advantage of that knowledge for their own benefit. The Funds and the Adviser have adopted a Code of Ethics to meet those concerns and legal requirements. Although the Code does not prohibit employees who have knowledge of the investments and investment intentions of the Funds from engaging in personal securities investing, it does regulate such personal securities investing by these employees as a part of the effort by the Funds and the Adviser to detect and prevent conflicts of interest.

Principal Shareholders

      The only persons known to own of record or "beneficially" (within the meaning of that term as defined in rule 13d-3 under the Securities Exchange Act of 1934) 5% or more of the outstanding shares of a Fund as of April 1, 2002 were:

                        Name and Address                              Percentage
                        ----------------                              ----------

    Stock Fund
         Charles Schwab & Co., Inc.*                                    26.3%
         101 Montgomery Street
         San Francisco, CA 94104

    America-Abroad Fund
         Charles Schwab & Co., Inc.*                                    46.1%
         101 Montgomery Street
         San Francisco, CA 94104

         National Financial Services*                                   10.5%
         1 World Financial Center, 200 Liberty Street
         New York, NY 10281

    America-Pacific Rim Fund
         Charles Schwab & Co., Inc.*                                    27.2%
         101 Montgomery Street
         San Francisco, CA 94104

         NA Bank & Co *                                                  5.3%
         P. O. Box 2180
         Tulsa, OK  74101-2180

    Focus Fund
         L. Roy Papp                                                    19.3%
         6225 North 24th Street
         Phoenix, AZ 85016

         Frank & Nancy Russell                                           8.9%
         5104 N. 32nd Street, #349
         Phoenix, AZ  85018

    Small & Mid Cap Growth Fund
         Marco Capital Group                                            14.6%
         2009 Independence Drive
         Sherman, TX 75091

         L. Roy Papp                                                     5.9%
         6225 North 24th Street
         Phoenix, AZ 85016

         Charles Schwab & Co., Inc. *                                   22.2%
         101 Montgomery Street
         San Francisco, CA 94104

----------
*As nominee for its customers.

Portfolio Transactions and Brokerage

      The Adviser places portfolio transactions of the Funds with those securities brokers and dealers that it believes will provide the best value in transaction and research services for the Funds, either in a particular transaction or over a period of time. Although most transactions involve only brokerage services, a very few involve research services as well.

      In valuing brokerage services, the Adviser makes a judgment as to which brokers are capable of providing the most favorable net price (not necessarily the lowest commission considered alone) and the best execution in a particular transaction. Best execution connotes not only general competence and reliability of a broker, but specific expertise and effort of a broker in overcoming the anticipated difficulties in fulfilling the requirements of particular transactions, because the problems of execution and the required skills and effort vary greatly among transactions.

      In valuing research services, the Adviser makes a judgment of the usefulness of research and other information provided by a broker to the investment Adviser in managing the Funds' investment portfolios. The information, e.g., data or recommendations concerning particular securities, relates to the specific transaction placed with the broker. The extent, if any, to which the obtaining of such information may reduce the expenses of the Adviser in providing management services to the Funds is not determinable. In addition, it is understood by the Board of Directors of each Fund that other clients of the Adviser might also benefit from the information obtained for that Fund, in the same manner that the Fund might also benefit from information obtained by the Adviser in performing services to others.

      The reasonableness of brokerage commissions paid by the Funds in relation to transaction and research services received is evaluated by the staff of the Adviser on an ongoing basis. The general level of brokerage charges and other aspects of the Funds' portfolio transactions are reviewed periodically by each Fund's Board of Directors.

      In certain cases, the Adviser may obtain products or services from a broker that have both research and non-research purposes. Examples of non-research uses are administrative and marketing functions. These are referred to as "mixed use" products. In each case, the Adviser makes a good faith effort to determine the proportion of such products or services that may be used for research and non-research purposes. That determination is based upon the time spent by Adviser personnel for research and non-research uses. The portion of the costs of such products or services attributable to research usage may be defrayed by the Adviser through brokerage commissions generated by client transactions. The Adviser pays the provider in cash for the non-research portion of its use of these products or services.

      Transactions of the Funds in the over-the-counter market are executed with primary market makers acting as principal except where the Adviser believes that better prices and execution may be obtained otherwise.

      Although investment decisions for the Funds are made independently from those for other investment advisory clients of L. Roy Papp & Associates, LLP, it may develop that the same investment decision is made for both a Fund and one or more other advisory clients. If both a Fund and other clients purchase or sell the same class of securities on the same day, the transactions will be allocated as to amount and price in a manner considered equitable to each.

      During fiscal years 2001, 2000 and 1999, the Funds paid the following commissions to brokers.

        Fund                           Brokerage Commissions Paid During Year
        ----                                    Ended December 31,
                                       --------------------------------------

                                      2001              2000               1999
                                      ----              ----               ----

Stock Fund                          $9,455            $ 9,997            $13,640

America-Abroad Fund                 30,519             46,315*            92,014

America-Pacific Rim Fund             2,035              4,888              3,457

Focus Fund                           1,902              2,167              2,818

Small & Mid-Cap Growth               5,171              4,380              3,706
     Fund

*The America-Abroad Fund makes most of its trades due to redemptions. The decrease in brokerage commissions paid can be attributed to a decrease in net redemptions. Net redemptions decreased from 55,000,000 in 2000 to 44,000,000 in 2001.

Performance Information

      From time to time the Funds may quote total return figures. "Total Return" for a period is the percentage change in value during the period of an investment in Fund shares, including the value of shares acquired through reinvestment of all dividends and capital gains distributions. "Average Annual Total Return" is the average annual compounded rate of change in value represented by the Total Return Percentage for the period.

      Average Annual Total Return is computed as follows:

                ERV = P(l+T)n

      Where:    P =        a hypothetical initial investment of $1,000
                T =        average annual total return
                n =        number of years from initial investment to the end of
                           the period
                ERV =      ending redeemable value of a hypothetical $1,000
                           investment made at the beginning of the period at the end of the period (or fractional portion thereof).

      The Funds may also quote after-tax total returns to show the impact of assumed federal income taxes on an investment in the Funds. The Funds' total return "after taxes on distributions" shows the effect of taxable distributions, but not any taxable gain or loss, on an investment in shares of the Funds for a specified period of time. The Funds' total return "after taxes on distributions and sale of Fund shares" shows the effect of both taxable distributions and any taxable gain or loss realized by the shareholder upon the sale of fund shares at the end of a specified period. To determine these figures, all income, short-term capital gain distributions, and long-term capital gain distributions are assumed to have been taxed at the highest marginal individualized federal tax rate then in effect. Those maximum tax rates are applied to distributions prior to reinvestment and the after-tax portion is assumed to have been reinvested in the Fund. State and local taxes are ignored.

      Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. Average Annual Total Return (After Taxes on Distributions) is computed as follows:

                ATV(D) = P(l+T)(n)

      Where:    P =        a hypothetical initial investment of $1,000
                T =        average annual total return (after taxes on
                           distributions)
                n =        number of years
                ATV(D) =   ending value of a hypothetical $1,000 investment made
                           at the beginning of the period, at the end of the period (or fractional portion thereof), after taxes on fund distributions but not after taxes on redemptions.

            Average Annual Total Return (After Taxes on Distributions and Sale of Fund Shares) is computed as follows:

                ATV(DR) = P(l+T)(n)

      Where:    P =        a hypothetical initial investment of $1,000
                T =        average annual total return (after taxes on
                           distributions and redemption)
                n =        number of years
                ATV(DR) =  ending value of a hypothetical $1,000 investment made at the beginning of the period, at the end of the period (or fractional portion thereof), after taxes on fund distributions and redemption.

      For example, total return and average annual total return for the following periods ended December 31, 2001 of an investment of $1,000 in each of the Funds were:

                                                                   Cumulative   Average Annual
                                                                      Total          Total
                                                                   Return (%)     Return (%)
                                                                   ----------     ----------
Stock Fund
Return before taxes
     1 Year ..................................................       -12.69%       -12.69%
     5 Years .................................................        59.50%         9.79%
     10 Years ................................................       193.71%        11.37%
     Life of the Fund (November 29, 1989) ....................       319.11%        12.58%
Return after taxes on distributions
     1 Year ..................................................       -13.22%       -13.22%
     5 Years .................................................        55.07%         9.17%
     10 Years ................................................       177.90%        10.76%
     Life of the Fund (November 29, 1989) ....................       290.19%        11.92%
Return after taxes on distributions and sale of Fund shares
     1 Year ..................................................        -7.21%        -7.21%
     5 Years .................................................        48.00%         8.16%
     10 Years ................................................       151.12%         9.65%
     Life of the Fund (November 29, 1989) ....................       245.58%        10.80%

                                                                   Cumulative   Average Annual
                                                                      Total          Total
                                                                   Return (%)     Return (%)
                                                                   ----------     ----------
America-Abroad Fund
Return before taxes
     1 Year ..................................................       -15.92%       -15.92%
     5 Years .................................................        40.93%         7.10%
     10 Years ................................................       185.33%        11.06%
     Life of the Fund (December 6, 1991) .....................       213.74%        12.02%
Return after taxes on distributions
     1 Year ..................................................       -16.61%       -16.61%
     5 Years .................................................        34.56%         6.12%
     10 Years ................................................       164.27%        10.21%
     Life of the Fund (December 6, 1991) .....................       190.47%        11.17%
Return after taxes on distributions and sale of Fund shares
     1 Year ..................................................        -8.99%        -8.99%
     5 Years .................................................        34.14%         6.05%
     10 Years ................................................       146.24%         9.43%
     Life of the Fund (December 6, 1991) .....................       168.70%        10.31%

                                                                   Cumulative   Average Annual
                                                                      Total          Total
                                                                   Return (%)     Return (%)
                                                                   ----------     ----------
Pacific-Rim Fund
Return before taxes
     1 Year ..................................................       -13.94%       -13.94%
     Life of the Fund (March 14, 1997) .......................        68.97%        11.55%
Return after taxes on distributions
     1 Year ..................................................       -13.99%       -13.99%
     Life of the Fund (March 14, 1997) .......................        66.17%        11.17%
Return after taxes on distributions and sale of Fund shares
     1 Year ..................................................        -8.45%        -8.45%
     Life of the Fund (March 14, 1997) .......................        55.92%         9.70%

                                                                   Cumulative   Average Annual
                                                                      Total          Total
                                                                   Return (%)     Return (%)
                                                                   ----------     ----------
Focus Fund
Return before taxes
     1 Year ..................................................       -16.61%       -16.61%
     Life of the Fund (March 2, 1998) ........................        10.39%         2.61%
Return after taxes on distributions
     1 Year ..................................................       -16.62%       -16.62%
     Life of the Fund (March 2, 1998) ........................         9.11%         2.30%
Return after taxes on distributions and sale of Fund shares
     1 Year ..................................................       -10.10%       -10.10%
     Life of the Fund (March 2, 1998) ........................         8.75%         2.21%

                                                                   Cumulative   Average Annual
                                                                      Total          Total
                                                                   Return (%)     Return (%)
                                                                   ----------     ----------
Small & Mid-Cap Growth Fund
Return before taxes
     1 Year ..................................................         1.13%         1.13%
     Life of the Fund (December 15, 1998) ....................        62.13%        17.21%
Return after taxes on distributions
     1 Year ..................................................         1.13%         1.13%
     Life of the Fund (December 15, 1998) ....................        60.72%        16.87%
Return after taxes on distributions and sale of Fund shares
     1 Year ..................................................         0.69%         0.69%
     Life of the Fund (December 15, 1998) ....................        49.69%        14.17%

Total return and average annual total return figures assume reinvestment of all dividends and distributions. Income taxes are not taken into account. The Funds impose no sales charge and pay no distribution expenses. The Funds' performance figures are not a guarantee of future results. The Funds' performance is a result of conditions in the securities markets, portfolio management, and operating expenses. Although total return information is useful in reviewing the Funds' performance and in providing some basis for comparison with other investment alternatives, it should not be used for comparison with other investments using different reinvestment assumptions or time periods. The Funds' returns may vary greatly over short periods of time and may be materially different by the time you receive this Statement of Additional Information.

      In advertising and sales literature, the Funds' performance may be compared with that of market indices and other mutual funds. In addition to the above computations, the Funds might use comparative performance as computed in a ranking determined by Lipper, Inc., Morningstar, Inc., or that of another service.

      The Funds may also note or provide reprints of articles or charts containing their mention including performance or other comparative rankings in newspapers, magazines, or other media from time to time. When a newspaper, magazine, or other publication mentions the Funds or L. Roy Papp &

Associates, LLP, such mention may include: (i) listings of some or all of a Fund's holdings; (ii) descriptions of characteristics of some or all of the securities held by a Fund; and (iii) descriptions of the economic and market outlook generally and for the Funds, in the view of the Funds, the Funds' portfolio managers or L. Roy Papp & Associates, LLP.

Purchasing and Redeeming Shares

      Purchases and redemptions are discussed in the Funds' prospectus under the headings "Purchasing Shares" and "Redeeming Shares." All of that information is incorporated herein by reference.

      Each Fund's net asset value is determined on days on which the New York Stock Exchange is open for trading, which regularly is every day except Saturday and Sunday. However, the Exchange is also closed on New Year's Day, Martin Luther King, Jr. Day, the third Monday in February, Good Friday, the last Monday in May, Independence Day, Labor Day, Thanksgiving Day and Christmas Day, and if one of those holidays should fall on a Saturday or a Sunday, on the preceding Friday or the following Monday, respectively. Net asset value will not be computed on the days of observance of those holidays, unless, in the judgment of the Board of Directors, it should be determined on any such day, in which case the determination will be made as of 1:00 p.m., Phoenix time. The net asset value per share of each Fund is determined by dividing the value of all its securities and other assets, less its liabilities, by the number of shares of the Fund outstanding.

      Each Fund has elected to be governed by rule 18f-1 under the 1940 Act pursuant to which it is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90-day period for any one shareholder. Redemptions in excess of the above amounts will normally be paid in cash, but may be paid wholly or partly by a distribution in kind of securities.

      Redemptions will be made at net asset value. See "Determination of Net Asset Value" in the prospectus.

Additional Tax Information

      Each Fund intends to continue to qualify to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, so as to be relieved of federal income tax on its capital gains and net investment income currently distributed to its shareholders. If a Fund should fail to qualify for pass-through tax treatment under Subchapter M, then it would be required to pay tax on any income and recognized capital gains, reducing the amount of income and recognized capital gains that would otherwise be available for distribution to shareholders of that Fund.

      A Fund may elect to pass through to its shareholders their proportionate share of income, war profits, and excess profits taxes that it pays to foreign countries and United States possessions with respect to stock or securities in foreign corporations, provided more than 50% of the total assets of such Fund consists of such stock or securities and the Fund meets the distributions requirements applicable to regulated investment companies. However, no Fund expects its holdings in foreign stock or securities to comprise more than 50% of its total assets. Accordingly, a Fund that pays foreign taxes will likely deduct any such taxes, rather than passing such taxes through to shareholders to be claimed as deductions or credits on the latters' returns.

      For more information on taxation, see "Federal Income Tax" in the prospectus.

Custodian

      Compass Bank, 7335 E. Doubletree Ranch Road, Scottsdale, Arizona 85258, is the custodian for the Funds. It is responsible for holding all securities and cash of the Funds, receiving and paying for securities purchased, delivering against payment securities sold, receiving and collecting income from investments, making all payments covering expenses of the Funds, and performing other administrative duties, all as directed by authorized persons of the Funds. The custodian does not exercise any supervisory function in such matters as purchase and sale of portfolio securities, payment of dividends, or payment of expenses of the Funds. The Funds have authorized the custodian to deposit certain portfolio securities in central depository systems as permitted under federal law. The Funds may invest in obligations of the custodian and may purchase or sell securities from or to the custodian.

Transfer Agent

      L. Roy Papp & Associates, LLP, the investment adviser to the Funds, also acts as transfer, dividend disbursing, and shareholder servicing agent for the Funds pursuant to a written agreement with the Funds. Under the agreement, L. Roy Papp & Associates, LLP is responsible for administering and performing transfer agent functions, for acting as service agent in connection with dividend and distribution functions, for performing shareholder account administration agent functions in connection with the issuance, transfer and redemption of the Funds' shares, and maintaining necessary records in accordance with applicable laws, rules and regulations.

      For its services, L. Roy Papp & Associates, LLP receives from the Funds a monthly fee of $.75 for each Fund shareholder account, $.50 for each dividend paid on a shareholder account, and $1.00 for each purchase (other than by reinvestment, transfer or redemption) of Fund shares. The Board of Directors of each Fund has determined the charges by L. Roy Papp & Associates, LLP to the Funds are comparable to the charges of others performing similar services.

Independent Auditors

      As of September 10, 2002, Deloitte & Touche LLP, 350 South Grand Avenue, Los Angeles, California 90071-3462, will be the independent auditors for the Funds. In this capacity, Deloitte & Touche LLP audits and reports on the Funds' annual financial statements, and performs other professional accounting, auditing, tax, and advisory services when engaged to do so by the Funds.

Financial Statements

      The financial statements included in this prospectus and statement of additional information have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon such reports given upon the authority of said firm as experts in accounting and auditing.



                             PAPP STOCK FUND, INC.
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               DECEMBER 31, 2001
                                                                              Number                 Fair
                                  Common Stocks                            of Shares                Value
-------------------------------------------------------------------------- ---------          -----------
FINANCIAL SERVICES (21.3%)
   General Electric Company
(Diversified financial and industrial company)                               104,000          $ 4,168,320
   Northern Trust Corporation
(Bank specializing in trust services)                                         66,000            3,974,520
   State Street Corporation
(Provider of U.S. and global securities custodial services)                  150,000            7,837,500
                                                                                               ----------
                                                                                               15,980,340
                                                                                               ----------
SPECIALTY RETAILING (9.5%)
   Walgreen Company
(Retail drug store chain)                                                     83,000            2,793,780
   Wal-Mart Stores, Inc.
      (Discount retailer)                                                     75,000            4,316,250
                                                                                               ----------
                                                                                                7,110,030
                                                                                               ----------
SOFTWARE (9.2%)
   Microsoft Corporation*
(Personal computer software)                                                 105,000            6,958,350
                                                                                               ----------

SEMICONDUCTORS & Equipment (9.2%)
   Applied Materials, Inc.*
      (Developer, manufacturer, and marketer
      of semiconductor manufacturing systems)                                 46,800            1,876,680
   Intel Corporation
(Manufacturer of microprocessors, microcontrollers, and memory chips)        150,000            4,717,500
   Linear Technology Corporation *
      (Designer of high performance analog semiconductors)                     9,200              359,168
                                                                                               ----------
                                                                                                6,953,348
                                                                                               ----------
MEDICAL PRODUCTS (9.2%)
   Medtronic, Inc.
(Manufacturer of implantable biomedical devices)                             135,000            6,913,350
                                                                                               ----------

INDUSTRIAL SERVICES (8.4%)
   G&K Services Inc., Class A
(Uniform rental service)                                                      16,000              516,800
   Interpublic Group of Companies, Inc.
(Worldwide advertising agencies)                                             115,000            3,397,100
   Omnicom Group, Inc.
(Worldwide advertising agencies)                                              27,000            2,412,450
                                                                                               ----------
                                                                                                6,326,350
                                                                                               ----------
PHARMACEUTICAL (8.3%)
   American Home Products Corporation
(Prescription pharmaceuticals)                                                17,500            1,073,800
   Merck & Company, Inc.
(Prescription pharmaceuticals)                                                88,000            5,174,400
                                                                                               ----------
                                                                                                6,248,200
                                                                                               ----------


*Non-income producing security
    The accompanying notes are an integral part of this financial statement.


                             PAPP STOCK FUND, INC.
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               DECEMBER 31, 2001
                                                                              Number                  Fair
                   Common Stocks (continued)                               of Shares                 Value
-------------------------------------------------------------------------- ---------           -----------
INVESTMENT MANAGEMENT (6.1%)
   T. Rowe Price Associates, Inc.
(No-load mutual fund company)                                                132,000           $ 4,584,360
                                                                                               -----------

FINANCIAL PROCESSING (5.5%)
   Automatic Data Processing, Inc.
(Provider of computing and data processing services)                          31,500             1,855,350
   First Data Corporation
(Provider of credit card processing and money transfer services)              29,000             2,275,050
                                                                                               -----------
                                                                                                 4,130,400
                                                                                               -----------
CONSUMER PRODUCTS (4.7%)
   Clorox Company
(Manufacturer of bleach and other consumer products)                          90,000             3,559,500
                                                                                               -----------

RESTAURANTS (3.0%)
   McDonald's Corporation
(Fast food restaurants and franchising)                                       84,000             2,223,480
                                                                                               -----------

ELECTRONIC EQUIPMENT (2.1%)
   American Power Conversion*
(Producer of uninterruptible power supply products)                           31,000               448,260
   Molex, Inc.
(Supplier of interconnection products)                                        42,000             1,136,100
                                                                                               -----------
                                                                                                 1,584,360
                                                                                               -----------
COMPUTER EQUIPMENT (2.1%)
   Hewlett-Packard Company
(Manufacturer of printers, computers, and supplies)                           75,000             1,540,500
                                                                                               -----------

INSTRUMENTS & TESTING (0.5%)
    Agilent Technologies, Inc.*
(Designs and manufactures test and measurement systems for the
electronics and healthcare industries)                                        14,070               401,136
                                                                                               -----------

TELECOMMUNICATIONS (0.3%)
    Nokia Corporation
(Manufacturer of wireless handsets)                                           10,000               245,300
                                                                                               -----------

TOTAL COMMON STOCKS - 99.4%                                                                     74,759,004
CASH AND OTHER ASSETS, LESS LIABILITIES - 0.6%                                                     456,280
                                                                                               -----------
NET ASSETS - 100%                                                                              $75,215,284
                                                                                               ===========

NET ASSET VALUE PER SHARE
(Based on 2,395,600 shares outstanding at December 31, 2001)                                   $     31.40
                                                                                               ===========

*Non-income producing security
    The accompanying notes are an integral part of this financial statement.


                             PAPP STOCK FUND, INC.
                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2001

                                     ASSETS

Investment in securities at fair value (original
  cost $30,749,667 at December 31, 2001) (Note 1)                  $ 74,759,004
Cash                                                                    464,656
Dividends and interest receivable                                       124,039
Receivable for investment securities sold                               692,374
                                                                   ------------
            Total assets                                           $ 76,040,073
                                                                   ============


                                  LIABILITIES

Redemptions payable                                                $    824,789
                                                                   ============


                                   NET ASSETS

Paid-in capital                                                    $ 32,448,587
Accumulated undistributed net investment loss                        (1,244,245)
Accumulated undistributed net realized gain on investments sold           1,605
Net unrealized appreciation on investments                           44,009,337
                                                                   ------------
            Net assets applicable to Fund shares outstanding       $ 75,215,284
                                                                   ============


Fund shares outstanding                                               2,395,600
                                                                   ============

Net Asset Value Per Share                                          $      31.40
                                                                   ============


    The accompanying notes are an integral part of this financial statement.


                             PAPP STOCK FUND, INC.
                            STATEMENTS OF OPERATIONS
                 FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                                    2001                      2000
                                                            ------------              ------------
INVESTMENT INCOME:
   Dividends                                                $    729,574              $    698,492
   Interest                                                       19,812                    46,925
   Foreign taxes withheld                                         (1,805)                     --
                                                            ------------              ------------

          Total investment income                                747,581                   745,417
                                                            ------------              ------------

EXPENSES:
   Management fee (Note 3)                                       818,013                 1,051,489
   Filing fees                                                    32,565                    32,267
   Auditing fees                                                  15,500                    12,700
   Transfer agent fees (Note 3)                                    8,696                    10,317
   Custodial fees                                                  7,532                    10,656
   Printing and postage fees                                       6,749                     8,497
   Directors' attendance fees                                      6,400                     6,400
   Legal fees                                                      5,008                     6,255
   Other fees                                                      1,800                     1,800
                                                            ------------              ------------

          Total expenses                                         902,263                 1,140,381
                                                            ------------              ------------

     Net investment loss                                        (154,682)                 (394,964)
                                                            ------------              ------------

REALIZED AND UNREALIZED GAIN
  ON INVESTMENTS:
   Proceeds from sales of securities                          14,875,047                14,613,487
   Cost of securities sold                                   (12,364,116)               (7,632,504)
                                                            ------------              ------------
   Net realized gain on investments sold                       2,510,931                 6,980,983

   Net change in unrealized apreciation on investments       (14,967,638)              (13,163,970)
                                                            ------------              ------------

   Net realized and unrealized loss on investments           (12,456,707)               (6,182,987)
                                                            ------------              ------------

DECREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                                           $(12,611,389)             $ (6,577,951)
                                                            ============              ============


   The accompanying notes are an integral part of these financial statements.




                             PAPP STOCK FUND, INC.
                      STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                                                     2001                   2000
                                                                            -------------          -------------
FROM OPERATIONS:
   Net investment loss                                                      $    (154,682)         $    (394,964)
   Net realized gain on investments sold                                        2,510,931              6,980,983
   Net change in unrealized appreciation on investments                       (14,967,638)           (13,163,970)
                                                                            -------------          -------------
         Decrease in net assets resulting
           from operations                                                    (12,611,389)            (6,577,951)
                                                                            -------------          -------------


FROM DISTRIBUTIONS TO SHAREHOLDERS:
   Net realized gain on investment securities sold                             (2,509,326)            (6,980,983)
                                                                            -------------          -------------
         Decrease in net assets resulting from
           distributions to shareholders                                       (2,509,326)            (6,980,983)
                                                                            -------------          -------------


FROM SHAREHOLDER TRANSACTIONS:
   Proceeds from sale of shares                                                 3,859,164             22,900,866
     Net asset value of shares issued to shareholders in reinvestment
     of net realized gain on investment securities sold                         2,247,512              6,326,358
   Payments for redemption of shares                                          (14,243,186)           (22,297,245)
                                                                            -------------          -------------

         (Decrease)/increase in net assets resulting
           from shareholder transactions                                       (8,136,510)             6,929,979
                                                                            -------------          -------------


Total decrease in net assets                                                  (23,257,225)            (6,628,955)

Net assets at beginning of the period                                          98,472,509            105,101,464
                                                                            -------------          -------------

Net assets at end of period                                                 $  75,215,284          $  98,472,509
                                                                            =============          =============



   The accompanying notes are an integral part of these financial statements.


                              PAPP STOCK FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2001


(1)  SIGNIFICANT ACCOUNTING POLICIES:

Papp Stock Fund, Inc., (the Fund) was incorporated on September 15, 1989, and is registered under the Investment Company Act of 1940 as an open-end diversified management investment company. Operations of the Fund commenced on November 29, 1989. The Fund invests for the long-term in high quality common stocks. For the most part, the companies in which the Fund invests occupy a dominant position in their industry and are purchased at prices which, in the opinion of the Fund's management, do not reflect their superior long-term growth of earnings and dividends.

The policies described below are followed by the Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States.

         INVESTMENT IN SECURITIES

For purposes of computing the net asset value of a share of the Fund, securities traded on securities exchanges, or in the over-the-counter market in which transaction prices are reported, are valued at the last sales prices at the time of valuation or, lacking any reported sales on that day, at the most recent bid quotations. Securities for which quotations are not available and any other assets are valued at a fair value as determined in good faith by the Board of Directors.

Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date and interest is recorded on the accrual basis. Realized gains and losses from investment transactions and unrealized appreciation or depreciation are calculated on the identified cost basis.

         NET ASSET VALUE, ORDERS, AND REDEMPTIONS

The price per share for a purchase order or redemption request is the net asset value next determined after receipt of the order. The Fund's net asset value per share (NAV) is the value of a single share. It is computed by dividing the market value of a fund's assets, less its liabilities, by the number of shares outstanding, and rounding the result to the nearest full cent. The NAV is determined as of the close of trading on the New York Stock Exchange, currently 4:00 p.m. Eastern Standard time, on any day on which that Exchange is open for trading.

         USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

         FEDERAL INCOME TAXES

The Fund's policy is to comply with the requirements of the Internal Revenue Code which are applicable to regulated investment companies. The Code requires that substantially all of the Fund's taxable income, as well as any net realized gain on sales of investments, are to be distributed to the shareholders. The Fund has complied with this policy and, accordingly, no provision for Federal income taxes is required.

         RECLASSIFICATIONS

Certain reclassifications have been made to the prior year statements to conform with current year presentation.


(2)   DIVIDENDS AND DISTRIBUTIONS:

Dividends and capital gain distributions are reinvested in additional shares of the Fund unless the shareholder has requested in writing to be paid by check. Dividends and distributions payable to its shareholders are recorded by the Fund on the ex-dividend date.

On June 27, 2001, a distribution was declared from net realized long-term capital gains of approximately $1.00 a share aggregating $2,509,326. The distribution was paid on July 6, 2001, to shareholders of record July 2, 2001.

December 27, 2000, a distribution was declared from net realized long-term capital gains of approximately $0.963 a share aggregating $2,501,908. The distribution was paid on December 29, 2000, to shareholders of record on December 27, 2000.

On June 28, 2000, a distribution was declared from net realized long-term capital gains of approximately $1.80 a share aggregating $4,479,075. The distribution was paid on June 30, 2000, to shareholders of record on June 28, 2000.

There were no [significant]differences between the book basis and tax basis of distributions for the years ended December 31, 2001 and 2000.

(3)   TRANSACTIONS WITH AFFILIATES:

The Fund has an investment advisory and management services agreement with L. Roy Papp & Associates, LLP (the Manager). The Manager receives from the Fund, as compensation for its services, a fee accrued daily and payable monthly at an annual rate of 1% of the Fund's net assets. The Manager will reimburse the Fund to the extent the Fund's regular operating expenses during any of its fiscal years exceed 1.25% of its average daily net asset value in such year. The Fund incurred fees of $8,696 and $10,317 in 2001 and 2000, respectively, from the Manager for providing shareholder and transfer agent services.

The Fund's independent directors receive $800 for each meeting of the Board of Directors attended on behalf of the Fund. Certain officers and/or directors of the Fund are also partners of the Manager and shareholders in the Fund. The Fund made no payments to its officers or directors, except to independent directors as stated above.

(4)  PURCHASES AND SALES OF SECURITIES:

For the years ended December 31, 2001 and 2000, investment transactions excluding short-term investments were as follows:

                                    2001                  2000
                             -----------           -----------
Purchases, at cost            $4,013,890           $13,903,567
Sales                        $14,875,047           $14,613,487


(5)   CAPITAL SHARE TRANSACTIONS:

At December 31, 2001, there were 25,000,000 shares of $.01 par value capital stock authorized. Transactions in capital shares of the Fund were as follows:

                                                   Proceeds              Shares
                                               ------------            --------
Year ended December 31, 2001
Shares issued                                  $  3,859,164             118,934
Distributions reinvested                          2,247,512              70,455
Shares redeemed                                 (14,243,186)           (448,401)
                                               ------------            --------
Net decrease                                   $ (8,136,510)           (259,012)
                                               ============            ========

Year ended December 31, 2000
Shares issued                                  $ 22,900,866             538,268
Distributions reinvested                          6,326,358             156,272
Shares redeemed                                 (22,297,245)           (530,394)
                                               ------------            --------
Net increase                                   $  6,929,979             164,146
                                               ============            ========


(6)   UNREALIZED APPRECIATION:

For the years ended December 31, 2001 and 2000, unrealized appreciation of portfolio securities for both financial statement and Federal income tax purposes is as follows:

                                                       2001                2000
                                               ------------        ------------
Fair value                                     $ 74,759,004        $ 98,076,868
Original cost                                   (30,749,667)        (39,099,893)
                                               ------------        ------------
Net unrealized appreciation                    $ 44,009,337        $ 58,976,975
                                               ============        ============


As of December 31, 2001, gross unrealized gains on investments in which fair value exceeded cost totaled $44,534,517 and gross unrealized losses on investments in which cost exceeded fair value totaled $525,180.

As of December 31, 2000, gross unrealized gains on investments in which fair value exceeded cost totaled $60,310,262 and gross unrealized losses on investments in which cost exceeded fair value totaled $1,333,287.

(7)   SELECTED FINANCIAL HIGHLIGHTS:

The following selected per share data has been calculated using revenues and expenses for the periods indicated, divided by the average number of shares outstanding during the periods. The ratios are calculated using the revenues and expenses for the periods, divided by the average of the daily net assets of the Fund.

                                                                               Year Ended December 31,
                                                      2001              2000             1999              1998             1997
                                               -----------       -----------     ------------       -----------       -----------
Net asset value, beginning of period           $     37.09       $     42.20     $      37.36       $     29.78       $     22.70
Income from operations:
   Net investment loss                               (0.11)            (0.13)           (0.15)            (0.09)            (0.04)
   Net realized and unrealized (loss)/gain
      on investments                                 (4.58)            (2.22)            5.75              8.13              7.55
                                               -----------       -----------     ------------       -----------       -----------
         Total from operations                       (4.69)            (2.35)            5.60              8.04              7.51

Less distributions:
   Distribution of net realized gain                 (1.00)            (2.76)           (0.76)            (0.46)            (0.43)
                                               -----------       -----------     ------------       -----------       -----------
         Total distributions                         (1.00)            (2.76)           (0.76)            (0.46)            (0.43)
                                               -----------       -----------     ------------       -----------       -----------
Net asset value, end of period                      $31.40            $37.09           $42.20            $37.36            $29.78
                                               ===========       ===========     ============       ===========       ===========
         Total return                              -12.69%            -6.02%           14.99%            26.99%            33.12%
                                               ===========       ===========     ============       ===========       ===========

Ratios/Supplemental Data:
   Net assets, end of period                   $75,215,284       $98,472,509     $105,101,464       $98,608,333       $79,820,068
   Expenses to average net
      assets                                         1.11%             1.09%            1.09%             1.10%             1.12%
   Investment income to
      average net assets                             0.91%             0.71%            0.71%             0.82%             1.00%
   Portfolio turnover rate                           4.92%            13.33%            6.60%             9.74%             6.19%


                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS


To the Board of Directors and Shareholders of Papp Stock Fund, Inc.:

We have audited the accompanying statement of assets and liabilities of Papp Stock Fund, Inc., (the Fund) including the schedule of portfolio investments, as of December 31, 2001, and the related statements of operations and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Papp Stock Fund, Inc. as of December 31, 2001, the results of its operations and changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.

                                                      /s/ Arthur Andersen LLP
                                                      Los Angeles, California
                                                      January 17, 2002


                         PAPP AMERICA-ABROAD FUND, INC.
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               DECEMBER 31, 2001

                                                                                       Number                  Fair
                                     Common Stocks                                  of Shares                 Value
-------------------------------------------------------------------------------------------------------------------
FINANCIAL SERVICES (24.5%)
   American International Group
      (Major international insurance holding company)                                  63,500           $ 5,041,900
   General Electric Company
      (Diversified financial and industrial company)                                  140,000             5,611,200
   State Street Corporation
      (Provider of U.S. and global securities custodial services)                     262,000            13,689,500
                                                                                                        -----------
                                                                                                         24,342,600
                                                                                                        -----------

PHARMACEUTICAL (18.5%)
   Eli Lilly & Company
      (Prescription pharmaceuticals)                                                   57,000             4,476,780
   Merck & Company, Inc.
      (Prescription pharmaceuticals)                                                  184,500            10,848,600
   Pfizer, Inc.
      (Prescription pharmaceuticals)                                                   76,000             3,028,600
                                                                                                        -----------
                                                                                                         18,353,980
                                                                                                        -----------

SEMICONDUCTORS & EQUIPMENT (13.4%)
   Applied Materials, Inc.*
      (Developer, manufacturer, and marketer
       of semiconductor manufacturing systems)                                         59,000             2,365,900
   Intel Corporation
      (Manufacturer of microprocessors,
       microcontrollers, and memory chips)                                            348,000            10,944,600
                                                                                                        -----------
                                                                                                         13,310,500
                                                                                                        -----------

INDUSTRIAL SERVICES (12.5%)
   Expeditors International of Washington, Inc.
      (International air freight forwarding)                                           70,300             4,003,585
   Interpublic Group of Companies, Inc.
      (Worldwide advertising agencies)                                                191,000             5,642,140
   Omnicom Group, Inc.
      (Worldwide advertising agencies)                                                 16,000             1,429,600
   WPP Group PLC
      (Worldwide advertising agencies)                                                 24,895             1,341,841
                                                                                                        -----------
                                                                                                         12,417,166
                                                                                                        -----------

*Non-income producing security
    The accompanying notes are an integral part of this financial statement.




                         PAPP AMERICA-ABROAD FUND, INC.
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               DECEMBER 31, 2001

                                                                                       Number                     Fair
                        Common Stocks (continued)                                   of Shares                    Value
----------------------------------------------------------------------------------------------------------------------
SOFTWARE (10.9%)
    Microsoft Corporation*
       (Personal computer software)                                                   164,000             $ 10,868,280
                                                                                                          ------------

ELECTRONIC EQUIPMENT (10.9%)
   American Power Conversion *
      (Producer of uninterruptible power supply products)                             170,000                2,458,200
   Emerson Electric Company
      (Manufacturer of electrical and electronic products and systems)                  5,000                  285,500
   Molex, Inc.
      (Supplier of interconnection products)                                          298,250                8,067,662
                                                                                                          ------------
                                                                                                            10,811,362
                                                                                                          ------------

MEDICAL PRODUCTS (9.5%)
   Johnson & Johnson
      (Healthcare products)                                                           140,000                8,274,000
   Medtronic, Inc.
      (Manufacturer of implantable biomedical devices)                                 23,000                1,177,830
                                                                                                          ------------
                                                                                                             9,451,830
                                                                                                          ------------

RESTAURANTS (3.1%)
   McDonald's Corporation
      (Fast food restaurants and franchising)                                         117,000                3,096,990
                                                                                                          ------------

COMPUTER EQUIPMENT (0.5%)
   Hewlett-Packard Company
      (Manufacturer of printers, computers, and supplies)                              25,000                  513,500
                                                                                                          ------------

OIL EXPLORATION AND PRODUCTION OIL (0.3%)
   Royal Dutch Petroleum Company, PLC
     (Oil exploration and production company)                                           5,000                  245,100
                                                                                                          ------------

TOTAL COMMON STOCKS 104.1%                                                                                 103,411,308
CASH AND OTHER ASSETS, LESS LIABILITIES (4.1%)                                                              (4,096,463)
                                                                                                          ------------

NET ASSETS - 100%                                                                                         $ 99,314,845
                                                                                                          ============

NET ASSET VALUE PER SHARE
(Based on 4,436,914 shares outstanding at December 31, 2001)                                              $      22.38
                                                                                                          ============


*Non-income producing security
    The accompanying notes are an integral part of this financial statement.



                         PAPP AMERICA-ABROAD FUND, INC.
                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2001



                                     ASSETS

Investment in securities at fair value (original
  cost $65,839,352 at December 31, 2001) (Note 1)                 $ 103,411,308
Cash                                                                    292,442
Dividends and interest receivable                                       136,444
Receivables for securities sold                                       2,430,131
                                                                  -------------
               Total assets                                       $ 106,270,325
                                                                  =============


                                  LIABILITIES

Redemptions Payable                                               $   6,955,480
                                                                  =============


                                   NET ASSETS

Paid-in capital                                                   $  63,845,884
Accumulated undistributed net investment loss                        (2,106,928)
Accumulated undistributed net realized gain on investments sold           3,933
Net unrealized appreciation on investments                           37,571,956
                                                                  -------------
    Net assets applicable to Fund shares outstanding              $  99,314,845
                                                                  =============



Fund shares outstanding                                               4,436,914
                                                                  =============


Net Asset Value Per Share                                         $       22.38
                                                                  =============



    The accompanying notes are an integral part of this financial statement.

                         PAPP AMERICA-ABROAD FUND, INC.
                            STATEMENTS OF OPERATIONS
                 FOR THE YEARS ENDED DECEMBER 31, 2001 and 2000

                                                         2001              2000
                                                 ------------      ------------
INVESTMENT INCOME:
Dividends                                        $  1,043,665      $  1,141,531
Interest                                               36,607            84,006
Foreign taxes withheld                                 (3,633)             (565)
                                                 ------------      ------------

Total investment income                             1,076,639         1,224,972
                                                 ------------      ------------

EXPENSES:
Management fee (Note 3)                             1,276,634         2,134,014
Filing fees                                            31,812            45,168
Printing and postage fees                              26,729            35,785
Transfer agent fees (Note 3)                           24,025            29,560
Auditing fees                                          17,000            15,200
Custodial fees                                         16,114            27,970
Directors' attendance fees                              8,800             8,800
Legal fees                                              5,085             6,195
Other fees                                              1,650             2,169
                                                 ------------      ------------

Total expenses                                      1,407,849         2,304,861
                                                 ------------      ------------

Net investment loss                                  (331,210)       (1,079,889)
                                                 ------------      ------------

REALIZED AND UNREALIZED GAIN
ON INVESTMENTS:
Proceeds from sales of securities                  44,021,361        81,110,419
Cost of securities sold                           (38,975,535)      (51,188,230)
                                                 ------------      ------------
Net realized gain on investments sold               5,045,826        29,922,189

Net change in unrealized
 appreciation on investments                      (29,871,027)      (45,267,636)
                                                 ------------      ------------

Net realized and unrealized
     loss on investments                          (24,825,201)      (15,345,447)
                                                 ------------      ------------

DECREASE IN NET ASSETS
      RESULTING FROM OPERATIONS                  $(25,156,411)     $(16,425,336)
                                                 ============      ============


   The accompanying notes are an integral part of these financial statements.



                         PAPP AMERICA-ABROAD FUND, INC.
                      STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2001 and 2000
                                                                           2001             2000
                                                                  -------------    -------------
FROM OPERATIONS:
   Net investment loss                                            $    (331,210)   $  (1,079,889)
   Net realized gain on investments sold                              5,045,826       29,922,189
   Net change in unrealized appreciation on investments             (29,871,027)     (45,267,636)
                                                                  -------------    -------------
         Decrease in net assets resulting
          from operations                                           (25,156,411)     (16,425,336)
                                                                  -------------    -------------


FROM DISTRIBUTIONS TO SHAREHOLDERS:
   Net realized gain on investment securities sold - prior year        (186,369)            (219)
   Net realized gain on investment securities sold                   (5,041,893)     (29,922,189)
                                                                  -------------    -------------
          Decrease in net assets resulting from
          distributions to shareholders                              (5,228,262)     (29,922,408)
                                                                  -------------    -------------


FROM SHAREHOLDER TRANSACTIONS:
   Proceeds from sale of shares                                       8,356,808       50,015,373
   Net asset value of shares issued to shareholders in
     reinvestment of net realized gain
     on investment securities sold                                    4,728,423       27,554,615
   Payments for redemption of shares                                (52,001,938)    (105,216,364)
                                                                  -------------    -------------


          Decrease in net assets resulting
          from shareholder transactions                             (38,916,707)     (27,646,376)
                                                                  -------------    -------------


Total decrease in net assets                                        (69,301,380)     (73,994,120)


Net assets at beginning of the period                               168,616,225      242,610,345
                                                                  -------------    -------------


Net assets at end of period                                       $  99,314,845    $ 168,616,225
                                                                  =============    =============



   The accompanying notes are an integral part of these financial statements.





                         PAPP AMERICA-ABROAD FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2001


(1)   SIGNIFICANT ACCOUNTING POLICIES:

Papp America-Abroad Fund, Inc. (the Fund) was incorporated on August 15, 1991, and is registered under the Investment Company Act of 1940 as an open-end diversified management investment company. Operations of the Fund commenced on December 6, 1991. The Fund invests with the objective of long-term capital growth in the common stocks of United States companies that have substantial international activities and, to a much lesser extent, in the common stocks of foreign enterprises that are traded publicly in United States securities markets.

The policies described below are followed by the Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States.

         Investment in Securities

For purposes of computing the net asset value of a share of the Fund, securities traded on securities exchanges, or in the over-the-counter market in which transaction prices are reported, are valued at the last sales prices at the time of valuation or, lacking any reported sales on that day, at the most recent bid quotations. Securities for which quotations are not available and any other assets are valued at a fair value as determined in good faith by the Board of Directors.

Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date and interest is recorded on the accrual basis. Realized gains and losses from investment transactions and unrealized appreciation or depreciation are calculated on the identified cost basis.

         Net Asset Value, Orders, and Redemptions

The price per share for a purchase order or redemption request is the net asset value next determined after receipt of the order. The Fund's net asset value per share (NAV) is the value of a single share. It is computed by dividing the market value of a fund's assets, less its liabilities, by the number of shares outstanding, and rounding the result to the nearest full cent. The NAV is determined as of the close of trading on the New York Stock Exchange, currently 4:00 p.m. Eastern Standard time, on any day on which that Exchange is open for trading.

         Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

         Federal Income Taxes

The Fund's policy is to comply with the requirements of the Internal Revenue Code which are applicable to regulated investment companies. The Code requires that substantially all of the Fund's taxable income, as well as any net realized gain on sales of investments, are to be distributed to the shareholders. The Fund has complied with this policy and, accordingly, no provision for Federal income taxes is required.

         Reclassifications

Certain reclassifications have been made to the prior year statements to conform with current year presentation.


(2)   DIVIDENDS AND DISTRIBUTIONS:

Dividends and capital gain distributions are reinvested in additional shares of the Fund unless the shareholder has requested in writing to be paid by check. Dividends and distributions payable to its shareholders are recorded by the Fund on the ex-dividend date.

On June 27, 2001, a distribution was declared from net realized long-term capital gains of approximately $1.00 a share aggregating $5,228,262. The distribution was paid on July 6, 2001, to shareholders of record on July 2, 2001.

On December 27, 2000, a distribution was declared from net realized long-term capital gains of approximately $1.8322 a share aggregating $10,514,774. The distribution was paid on December 29, 2000, to shareholders of record on December 27, 2000.

On June 28, 2000, a distribution was declared from net realized long-term capital gains of approximately $3.26 a share aggregating $19,407,634. The distribution was paid on June 30, 2000, to shareholders of record on June 28, 2000.

There were no [significant] differences between the book basis and tax basis of distributions for the years ended December 31, 2001 and 2000.

(3)   TRANSACTIONS WITH AFFILIATES:

The Fund has an investment advisory and management services agreement with L. Roy Papp & Associates, LLP (the Manager). The Manager receives from the Fund, as compensation for its services, a fee accrued daily and payable monthly at an annual rate of 1% of the Fund's net assets. The Manager will reimburse the Fund to the extent the Fund's regular operating expenses during any of its fiscal years exceed 1.25% of its average daily net asset value in such year. The Fund incurred fees of $24,025 and $29,560 in 2001 and 2000, respectively, from the Manager for providing shareholder and transfer agent services.

The Fund's independent directors receive $1,100 for each meeting of the Board of Directors attended on behalf of the Fund. Certain officers and/or directors of the Fund are also partners of the Manager and shareholders in the Fund. The Fund made no payments to its officers or directors, except to independent directors as stated above.


(4)      PURCHASES AND SALES OF SECURITIES:

For the years ended December 31, 2001 and 2000, investment transactions excluding short-term investments were as follows:


                                   2001                2000
                            -----------         -----------
Purchases at cost            $4,770,455         $22,794,915
Sales                       $44,021,361         $81,110,419

(5)   CAPITAL SHARE TRANSACTIONS:

At December 31, 2001, there were 25,000,000 shares of $.01 par value capital stock authorized. Transactions in capital shares of the Fund were as follows:



                                                  Proceeds               Shares
                                             -------------           ----------
Year ended December 31, 2001
Shares issued                                $   8,356,808              335,552
Distributions reinvested                         4,728,423              201,045
Shares redeemed                                (52,001,938)          (2,175,228)
                                             -------------           ----------
   Net decrease                              $ (38,916,707)          (1,638,631)
                                             =============           ==========

Year ended December 31, 2000
Shares issued                                $  50,015,373            1,342,409
Distributions reinvested                        27,554,615              836,548
Shares redeemed                               (105,216,364)          (2,986,139)
                                             -------------           ----------
   Net decrease                              $ (27,646,376)            (807,182)
                                             =============           ==========


(6)   UNREALIZED APPRECIATION:

For the years ended December 31, 2001 and 2000 unrealized appreciation of portfolio securities for both financial statement and Federal income tax purposes is as follows:

                                                      2001                 2000
                                              ------------         ------------
Fair value                                    $103,411,308         $167,487,415
Original cost                                  (65,839,352)        (100,044,432)
                                              ------------         ------------
      Net unrealized appreciation              $37,571,956         $ 67,442,983
                                              ============         ============

As of December 31, 2001, gross unrealized gains on investments in which fair value exceeded cost totaled $38,063,152 and gross unrealized losses on investments in which cost exceeded fair value totaled $491,196.

As of December 31, 2000, gross unrealized gains on investments in which fair value exceeded cost totaled $68,536,846 and gross unrealized losses on investments in which cost exceeded fair value totaled $1,093,863.

(7)   SELECTED FINANCIAL HIGHLIGHTS:

The following selected per share data has been calculated using revenues and expenses for the periods indicated, divided by the average number of shares outstanding during the periods. The ratios are calculated using the revenues and expenses for the periods, divided by the average of the daily net assets of the Fund.


                                                                           Year Ended December 31,
                                                   2001             2000              1999             1998              1997
                                            -----------     ------------      ------------     ------------      ------------
Net asset value, beginning of period        $     27.75     $      35.25      $      32.13     $      25.98      $      20.11
Income from operations:
   Net investment (loss)/income                   (0.18)           (0.22)            (0.23)           (0.05)             0.01
   Net realized and unrealized (loss)/
      gain on investments                         (4.19)           (2.19)             4.74             6.24              6.00
                                            -----------     ------------      ------------     ------------      ------------
         Total from operations                    (4.37)           (2.41)             4.51             6.19              6.01

Less distributions:
   Dividend from net investment
      Income                                         --               --                --               --             (0.01)
   Distribution of net realized gain              (1.00)           (5.09)            (1.39)           (0.04)            (0.13)
                                            -----------     ------------      ------------     ------------      ------------
         Total distributions                      (1.00)           (5.09)            (1.39)           (0.04)            (0.14)
                                            -----------     ------------      ------------     ------------      ------------
Net asset value, end of period              $     22.38     $      27.75      $      35.25     $      32.13      $      25.98
                                            ===========     ============      ============     ============      ============
         Total return                           -15.92%           -8.62%            14.01%           23.83%            29.92%
                                            ===========     ============      ============     ============      ============

Ratios/Supplemental Data:
   Net assets, end of period                $99,314,845     $168,616,225      $242,610,345     $342,814,636      $288,249,294
   Expenses to average net
      assets                                      1.11%            1.08%             1.07%            1.08%             1.11%
    Investment income to
      average net assets                          0.84%            0.57%             0.61%            0.82%             1.24%
   Portfolio turnover rate                        3.76%           10.78%             5.47%           24.97%             4.71%




                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS




To the Board of Directors and Shareholders of Papp America-Abroad Fund, Inc.:

We have audited the accompanying statement of assets and liabilities of Papp America-Abroad Fund, Inc., (the Fund) including the schedule of portfolio investments, as of December 31, 2001, and the related statements of operations and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Papp America-Abroad Fund, Inc. as of December 31, 2001, the results of its operations and changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.


                                                       /s/ Arthur Andersen LLP
                                                       Los Angeles, California
                                                       January 17, 2002

                      PAPP AMERICA-PACIFIC RIM FUND, INC.
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               DECEMBER 31, 2001
                                                                                Number          Fair
Common Stocks                                                                   of Shares       Value
----------------------------------------------------------------------------------------------------------
FINANCIAL SERVICES (14.1%)
   American International Group
      (Major international insurance holding company)                           11,000          $  873,400
   General Electric Company
      (Diversified financial and industrial company)                            11,500             460,920
   State Street Corporation
      (Provider of U.S. and global securities custodial services)               14,000             731,500
                                                                                                ----------
                                                                                                 2,065,820
                                                                                                ----------
PHARMACEUTICAL (12.3%)
   Eli Lilly & Company
      (Prescription pharmaceuticals)                                            12,000             942,480
   Pfizer, Inc.
     (Prescription pharmaceuticals)                                             21,500             856,775
                                                                                                ----------
                                                                                                 1,799,255
                                                                                                ----------
MEDICAL PRODUCTS (12.3%)
   Medtronic, Inc.
      (Manufacturer of implantable biomedical devices)                          18,000             921,780
   Stryker Corporation
      (Developer and manufacturer of surgical and medical devices)              15,000             875,550
                                                                                                ----------
                                                                                                 1,797,330
                                                                                                ----------
INDUSTRIAL SERVICES (9.3%)
   Expeditors International of Washington, Inc.
      (International air freight forwarding)                                    16,000             911,200
   Interpublic Group of Companies, Inc.
      (Worldwide advertising agencies)                                          15,500             457,870
                                                                                                ----------
                                                                                                 1,369,070
                                                                                                ----------
ELECTRONIC EQUIPMENT (8.8%)
   American Power Conversion *
      (Producer of uninterruptible power supply products)                       33,000             477,180
    Molex, Inc.
      (Supplier of interconnection products)                                    30,000             811,500
                                                                                                ----------
                                                                                                 1,288,680
                                                                                                ----------
SEMICONDUCTORS & Equipment (8.6%)
   Applied Materials, Inc.*
      (Developer, manufacturer, and marketer of
      semiconductor manufacturing systems)                                      14,200             569,420
   Intel Corporation
      (Manufacturer of microprocessors, microcontrollers,
      and memory chips)                                                         17,000             534,650
   Texas Instruments, Inc.
      (Producer of digital signal processors and analog
      semiconductors)                                                            5,500             154,000
                                                                                                ----------
                                                                                                 1,258,070
                                                                                                ----------


*Non-income producing security
    The accompanying notes are an integral part of this financial statement.



                      PAPP AMERICA-PACIFIC RIM FUND, INC.
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               DECEMBER 31, 2001

                                                                                Number          Fair
Common Stocks (continued)                                                       of Shares       Value
----------------------------------------------------------------------------------------------------------
CONSUMER PRODUCTS (5.9%)
    Clorox Company
      (Manufacturer of bleach and other consumer products)                      22,000            $870,100
                                                                                               -----------

INSTRUMENTS & TESTING (5.2%)
   Agilent Technologies, Inc.*
      (Designs and manufactures test and measurement systems
       for the electronics and healthcare industries)                            7,046             200,881
   National Instruments Corporation *
      (Supplier of computer based instrumentation products)                     15,000             561,900
                                                                                               -----------
                                                                                                   762,781
                                                                                               -----------
SOFTWARE (5.0%)
    Microsoft Corporation*
       (Personal computer software)                                             11,000             728,970
                                                                                               -----------

COMPUTER EQUIPMENT (4.5%)
   Hewlett-Packard Company
      (Manufacturer of printers, computers, and supplies)                       14,400             295,776
   International Business Machines Corporation
      (Global provider of information technology, hardware,
      software, and services)                                                    3,000             362,880
                                                                                               -----------
                                                                                                   658,656
                                                                                               -----------

TELECOMMUNICATIONS (4.3%)
   Cisco Systems, Inc. *
      (Supplier of computer internet working systems)                           21,200             383,932
   L. M. Ericsson Telephone AB
      (Manufacturer of wireless infrastructure and handsets)                    47,000             245,340
                                                                                               -----------
                                                                                                   629,272
                                                                                               -----------
RESTAURANTS (3.8%)
    McDonald's Corporation
      (Fast food restaurants and franchising)                                   21,000             555,870
                                                                                               -----------

INVESTMENT MANAGEMENT (3.8%)
    T. Rowe Price Associates, Inc.
       (No-load mutual fund company)                                            16,000             555,680
                                                                                               -----------

OIL EXPLORATION AND PRODUCTION (1.3%)
    Royal Dutch Petroleum Company, PLC
      (Oil exploration and production company)                                   4,000             196,080

TOTAL COMMON STOCKS - 99.2%                                                                     14,535,634
CASH AND OTHER ASSETS, LESS LIABILITIES -  0.8%                                                    115,380
                                                                                               -----------
NET ASSETS - 100.0%                                                                            $14,651,014
                                                                                               ===========

Net Asset Value Per Share
(Based on 944,644 shares outstanding at December 31, 2001)                                     $     15.51
                                                                                               ===========

*Non-income producing security
    The accompanying notes are an integral part of this financial statement.



                      PAPP AMERICA-PACIFIC RIM FUND, INC.
                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2001

                                     ASSETS

Investment in securities at fair value (original cost
   $10,900,535 at December 31, 2001) (Note 1)                      $ 14,535,634
Cash                                                                    105,064
Dividends and interest receivable                                        10,316
                                                                   ------------
         Total assets                                              $ 14,651,014
                                                                   ============


                                   NET ASSETS

Paid-in capital                                                    $ 11,676,441
Accumulated undistributed net investment loss                          (388,697)
Accumulated undistributed net realized loss
   on investments sold                                                 (271,829)
Net unrealized appreciation on investments                            3,635,099
                                                                   ------------
         Net assets applicable to Fund shares outstanding          $ 14,651,014
                                                                   ============


Fund shares outstanding                                                 944,644
                                                                   ============


Net Asset Value Per Share                                          $      15.51
                                                                   ============



    The accompanying notes are an integral part of this financial statement.

                      PAPP AMERICA-PACIFIC RIM FUND, INC.
                            STATEMENTS OF OPERATIONS
                 FOR THE YEARS ENDED DECEMBER 31, 2001 and 2000

                                                                 2001           2000
                                                          -----------    -----------
INVESTMENT INCOME:
   Dividends                                              $   106,390    $   102,103
   Interest                                                    10,618         16,601
   Foreign taxes withheld                                        (861)          (248)
                                                          -----------    -----------
            Total investment income                           116,147        118,456
                                                          -----------    -----------

EXPENSES:
   Management fee (Note 3)                                    151,795        188,319
   Filing fees                                                 26,784         21,706
   Auditing fees                                               12,750         10,200
   Directors' attendance fees                                   5,400          4,650
   Legal fees                                                   4,992          6,239
   Transfer agent fees (Note 3)                                 3,378          3,764
   Custodial fees                                               3,125          8,366
   Printing and postage fees                                    2,732          3,371
   Other fees                                                   1,200          1,200
                                                          -----------    -----------
            Total expenses                                    212,156        247,815
                                                          -----------    -----------

Less fees waived by adviser (Note 3)                          (22,412)       (12,415)
                                                          -----------    -----------
            Net expenses                                      189,744        235,400
                                                          -----------    -----------

Net investment loss                                           (73,597)      (116,944)
                                                          -----------    -----------

REALIZED AND UNREALIZED (LOSS)/GAIN
   ON INVESTMENTS:
   Proceeds from sales of securities                        1,433,801      5,227,506
   Cost of securities sold                                 (1,705,630)    (3,606,505)
                                                          -----------    -----------
   Net realized (loss)/gain on investments sold              (271,829)     1,621,001

Net change in unrealized appreciation on investments       (2,133,858)    (1,580,984)
                                                          -----------    -----------

Net realized and unrealized (loss)/ gain on investments    (2,405,687)        40,017
                                                          -----------    -----------

DECREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                                         $(2,479,284)   $   (76,927)
                                                          ===========    ===========


   The accompanying notes are an integral part of these financial statements.


                      PAPP AMERICA-PACIFIC RIM FUND, INC.
                      STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000


                                                                          2001            2000
                                                                  ------------    ------------
FROM OPERATIONS:
   Net investment loss                                            $    (73,597)   $   (116,944)
   Net realized (loss)/gain on investments sold                       (271,829)      1,621,001
   Net change in unrealized appreciation on investments             (2,133,858)     (1,580,984)
                                                                  ------------    ------------

            Decrease in net assets resulting
              from operations                                       (2,479,284)        (76,927)
                                                                  ------------    ------------


FROM DISTRIBUTIONS TO SHAREHOLDERS:
   Net realized gain on investment securities sold - prior year        (38,742)           --
   Net realized gain on investment securities sold                        --        (1,591,780)
                                                                  ------------    ------------

            Decrease in net assets resulting from
              distributions to shareholders                            (38,742)     (1,591,780)
                                                                  ------------    ------------


FROM SHAREHOLDER TRANSACTIONS:
   Proceeds from sale of shares                                        576,870       8,067,569
   Net asset value of shares issued to shareholders in
     reinvestment of net realized gain on investment
     securities sold                                                    36,914       1,428,315
   Payments for redemption of shares                                (1,081,346)     (6,669,275)
                                                                  ------------    ------------

            (Decrease)/Increase in net assets resulting
              from shareholder transactions                           (467,562)      2,826,609
                                                                  ------------    ------------


Total (decrease)/increase in net assets                             (2,985,588)      1,157,902

Net assets at beginning of the period                               17,636,602      16,478,700
                                                                  ------------    ------------
Net assets at end of period                                       $ 14,651,014    $ 17,636,602
                                                                  ============    ============


   The accompanying notes are an integral part of these financial statements.





                       PAPP AMERICA-PACIFIC RIM FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2001


(1) SIGNIFICANT ACCOUNTING POLICIES:

Papp America-Pacific Rim Fund, Inc. (the Fund) was incorporated on December 18, 1996, and is registered under the Investment Company Act of 1940 as an open-end diversified management investment company. Operations of the Fund commenced on March 14, 1997. The Fund invests with the objective of long-term capital growth in the common stocks of companies that have substantial international activities, particularly in the Pacific Rim nations.

The policies described below are followed by the Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States.

         INVESTMENT IN SECURITIES

For purposes of computing the net asset value of a share of the Fund, securities traded on securities exchanges, or in the over-the-counter market in which transaction prices are reported, are valued at the last sales prices at the time of valuation or, lacking any reported sales on that day, at the most recent bid quotations. Securities for which quotations are not available and any other assets are valued at a fair value as determined in good faith by the Board of Directors.

Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date and interest is recorded on the accrual basis. Realized gains and losses from investment transactions and unrealized appreciation or depreciation are calculated on the identified cost basis.

         NET ASSET VALUE, ORDERS, AND REDEMPTIONS

The price per share for a purchase order or redemption request is the net asset value next determined after receipt of the order. The Fund's net asset value per share (NAV) is the value of a single share. It is computed by dividing the market value of a Fund's assets, less its liabilities, by the number of shares outstanding, and rounding the result to the nearest full cent. The NAV is determined as of the close of trading on the New York Stock Exchange, currently 4:00 p.m. Eastern Standard time, on any day on which that Exchange is open for trading.

         USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

          FEDERAL INCOME TAXES

The Fund's policy is to comply with the requirements of the Internal Revenue Code which are applicable to regulated investment companies. The Code requires that substantially all of the Fund's taxable income, as well as any net realized gain on sales of investments, are to be distributed to the shareholders. The Fund has complied with this policy and, accordingly, no provision for Federal income taxes is required.

At December 31, 2001, the capital loss carryforward for U.S. Federal income tax purposes is $271,829. This amount was incurred during 2001 and, as such, will expire December 31, 2009. The Fund may offset future capital gains with this capital loss carryforward.

          RECLASSIFICATIONS

Certain reclassifications have been made to the prior year statements to conform with current year presentation.

(2)   DIVIDENDS AND DISTRIBUTIONS:

Dividends and capital gain distributions are reinvested in additional shares of the Fund unless the shareholder has requested in writing to be paid by check. Dividends and distributions payable to its shareholders are recorded by the Fund on the ex-dividend date.

On December 26, 2001, a distribution was declared from net realized long-term capital gains of approximately $0.0411 a share aggregating $38,742. The distribution was paid on December 31, 2001, to shareholders of record on December 26, 2001.

On June 28, 2000, a distribution was declared from net realized long-term capital gains of approximately $1.81 a share aggregating $1,591,780. The distribution was paid on June 30, 2000, to shareholders of record on June 28, 2000.

There were no [significant] differences between the book basis and tax basis of distributions for the years ended December 31, 2001 and 2000.

(3)   TRANSACTIONS WITH AFFILIATES:

The Fund has an investment advisory and management services agreement with L. Roy Papp & Associates, LLP (the Manager). The Manager receives from the Fund, as compensation for its services, a fee accrued daily and payable monthly at an annual rate of 1% of the Fund's net assets. The Manager will reimburse the Fund to the extent the Fund's regular operating expenses during any of its fiscal years exceed 1.25% of its average daily net asset value in such year. A management fee expense reimbursement of $22,412 and $12,415 was required in 2001 and 2000, respectively. The Fund incurred fees of $3,378 and $3,764 as of December 31, 2001 and 2000, respectively, from the Manager for providing shareholder and transfer agent services.

The Fund's independent directors receive $450 for each meeting of the Board of Directors attended on behalf of the Fund. Certain officers and/or directors of the Fund are also partners of the Manager and shareholders in the Fund. The Fund made no payments to its officers or directors, except to independent directors as stated above.

(4)   PURCHASES AND SALES OF SECURITIES:

For the years ended December 31, 2001 and 2000, investment transactions excluding short-term investments were as follows:

                                  2001            2000
                            ----------      ----------
Purchases, at cost          $1,089,677      $6,052,302
Sales                       $1,433,801      $5,227,506

(5)   CAPITAL SHARE TRANSACTIONS:

At December 31, 2001, there were 5,000,000 shares of $.01 par value capital stock authorized. Transactions in capital shares of the Fund were as follows:


                                                    Proceeds             Shares
                                                 -----------           --------
Year ended December 31, 2001
Shares issued                                    $   576,870             35,753
Distributions reinvested                              36,914              2,362
Shares redeemed                                   (1,081,346)           (69,346)
                                                 -----------           --------
            Net decrease                         $  (467,562)           (31,231)
                                                 ===========           ========

Year ended December 31, 2000
Shares issued                                    $ 8,067,569            380,211
Distributions reinvested                           1,428,315             67,468
Shares redeemed                                   (6,669,275)          (319,472)
                                                 -----------           --------
            Net increase                         $ 2,826,609            128,207
                                                 ===========           ========



(6)   UNREALIZED APPRECIATION:

For the years ended December 31, 2001 and 2000, unrealized appreciation of portfolio securities for both financial statement and Federal income tax purposes is as follows:


                                                         2001              2000
                                                 ------------      ------------
Fair value                                       $ 14,535,634      $ 17,285,444
Original cost                                     (10,900,535)      (11,516,487)
                                                 ------------      ------------
            Net unrealized appreciation          $  3,635,099      $  5,768,957
                                                 ============      ============


As of December 31, 2001, gross unrealized gains on investments in which fair value exceeded cost totaled $4,493,013 and gross unrealized losses on investments in which cost exceeded fair value totaled $857,914.

As of December 31, 2000, gross unrealized gains on investments in which fair value exceeded cost totaled $6,467,067 and gross unrealized losses on investments in which cost exceeded fair value totaled $698,110.

(7)   SELECTED FINANCIAL HIGHLIGHTS:

The following selected per share data has been calculated using revenues and expenses for the periods indicated, divided by the average number of shares outstanding during the periods. The ratios are calculated using the revenues and expenses for the period, divided by the average of the daily net assets of the Fund.

                                                                                                   Period Ended
                                                              Years ended December 31,             December 31,
                                               2001           2000          1999            1998         1997(A)
Net asset value, beginning
  of period                               $   18.07    $     19.44    $    15.57     $     12.10    $    10.00
Income from operations:
     Net investment loss                      (0.08)         (0.09)        (0.12)          (0.06)           --
     Net realized and unrealized
      (loss)/gain on investments              (2.44)          0.53          3.99            3.53           2.11
                  Total from operations       (2.52)          0.44          3.87            3.47           2.11

Less Distributions:
   Distribution of net realized gain          (0.04)         (1.81)           --              --          (0.01)
                  Total distributions         (0.04)         (1.81)           --              --          (0.01)

Net asset value, end of period            $   15.51    $     18.07    $    19.44     $     15.57    $     12.10

                 Total return                -13.94%         0.90%         24.86%         28.68%         21.11%
Ratios/Supplemental Data:
   Net assets, end of period             $14,651,014   $17,636,602    $16,478,700    $14,705,830    $13,741,389
   Expenses to average net assets (B)          1.25%         1.25%          1.25%          1.25%          1.25%*
   Investment income to
     average net assets (C)                    0.77%         0.63%          0.58%          0.79%          1.30%*
   Portfolio turnover rate                     7.25%        28.33%         17.52%         13.73%         14.30%*

*    Annualized

(A)  From the date of commencement of operations (March 14, 1997).

(B) If the Fund had paid all of its expenses and there had been no reimbursement by the investment adviser, this ratio would have been 1.40%, 1.32%, 1.39%, 1.41% and 1.55%, for the periods ended December 31, 2001,
     2000, 1999, 1998 and 1997, respectively.

(C)  Computed  giving  effect  to  investment   adviser's   expense   limitation
     undertaking.


                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS


To the Board of Directors and Shareholders of Papp America-Pacific Rim Fund, Inc.:

We have audited the accompanying statement of assets and liabilities of Papp America-Pacific Rim Fund, Inc., (the Fund) including the schedule of portfolio investments, as of December 31, 2001, and the related statements of operations and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period ending December 31, 2001 and for the period from commencement of operations (March 14, 1997) through December 31, 1997. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Papp America-Pacific Rim Fund, Inc. as of December 31, 2001, the results of its operations and changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period ending December 31, 2001 and for the period from commencement of operations (March 14, 1997) through December 31, 1997, in conformity with accounting principles generally accepted in the United States.


                                                      /s/ Arthur Andersen LLP
                                                      Los Angeles, California
                                                      January 17, 2002


                             PAPP FOCUS FUND, INC.
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               DECEMBER 31, 2001

                                                                                       Number                  Fair
                                     Common Stocks                                  of Shares                 Value
-------------------------------------------------------------------------------------------------------------------
FINANCIAL SERVICES (18.7%)
   American International Group
(Major international insurance holding company)                                         1,350              $107,190
   Fiserv, Inc.
(Provides data processing, information management and
outsourcing services to the financial services industry)                                3,000               126,960
   State Street Corporation
(Provider of U.S. and global securities custodial services)                             4,100               214,225
                                                                                                           --------
                                                                                                            448,375
                                                                                                           --------
SEMICONDUCTORS & EQUIPMENT (9.7%)
   Applied Materials, Inc.*
      (Developer, manufacturer, and marketer of
       semiconductor manufacturing systems)                                             2,900               116,290
   Intel Corporation
(Manufacturer of microprocessors, microcontrollers, and
memory chips)                                                                           3,700               116,365
                                                                                                           --------
                                                                                                            232,655
                                                                                                           --------
SOFTWARE (9.1%)
   Microsoft Corporation *
(Personal computer software)                                                            3,300               218,691
                                                                                                           --------

INVESTMENT MANAGEMENT (8.7%)
   T. Rowe Price Associates, Inc.
(No-load mutual fund company)                                                           6,000               208,380
                                                                                                           --------

PHARMACEUTICAL (6.4%)
   Merck & Company, Inc.
(Prescription pharmaceuticals)                                                          2,600               152,880
                                                                                                           --------

MEDICAL PRODUCTS (6.2%)
   Medtronic, Inc.
(Manufacturer of implantable biomedical devices)                                        2,900               148,509
                                                                                                           --------

BIOTECHNOLOGY (5.1%)
   Techne Corporation *
(Producer of biotechnology products)                                                    3,300               121,605
                                                                                                           --------

*Non-income producing security
    The accompanying notes are an integral part of this financial statement.



                             PAPP FOCUS FUND, INC.
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               DECEMBER 31, 2001
                                                                                       Number                     Fair
                        Common Stocks (continued)                                   of Shares                    Value
----------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAILING (5.1%)
   Wal-Mart Stores, Inc.
 (Discount retailer)                                                                    2,100              $   120,855
                                                                                                           -----------

CONSUMER PRODUCTS (5.0%)
   Clorox Company
(Manufacturer of bleach and other consumer products)                                    3,000                  118,650
                                                                                                           -----------

FINANCIAL PROCESSING (4.9%)
    Automatic Data Processing, Inc.
     (Provider of computing and data processing services)                               2,000                  117,800
                                                                                                           -----------

TELECOMMUNICATIONS (4.9%)
   Nokia Corporation
      (Manufacturer of wireless handsets)                                               4,800                  117,744
                                                                                                           -----------

ELECTRONIC EQUIPMENT (4.9%)
   Molex, Inc.
(Supplier of interconnection products)                                                  4,300                  116,315
                                                                                                           -----------

COMPUTER EQUIPMENT (3.9%)
   EMC Corporation*
      (Manufacturer of enterprise computer storage systems)                             7,000                   94,080
                                                                                                           -----------


TOTAL COMMON STOCKS - 92.6%                                                                                  2,216,539
CASH AND OTHER ASSETS, LESS LIABILITIES - 7.4%                                                                 175,984
                                                                                                           -----------
NET ASSETS - 100%                                                                                          $ 2,392,523
                                                                                                           ===========

NET ASSET VALUE PER SHARE
(Based on 232,561 shares outstanding at December 31, 2001)                                                 $     10.29
                                                                                                           ===========


*Non-income producing security
    The accompanying notes are an integral part of this financial statement.




PAPP FOCUS FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2001


                                     ASSETS

Investment in securities at fair value (original
   cost $ 1,916,934 at December 31, 2001) (Note 1)                  $ 2,216,539
Cash                                                                     61,995
Dividends and interest receivable                                         3,320
Receivable for investment securities sold                               110,669
                                                                    -----------
Total assets                                                        $ 2,392,523
                                                                    ===========




                                   NET ASSETS

Paid-in capital                                                     $ 2,345,678
Accumulated undistributed net investment loss                           (70,821)
Accumulated undistributed net realized loss on investments sold        (181,939)
Net unrealized appreciation on investments                              299,605
                                                                    -----------
Net assets applicable to Fund shares outstanding                    $ 2,392,523
                                                                    ===========



Fund shares outstanding                                                 232,561
                                                                    ===========


Net Asset Value Per Share                                           $     10.29
                                                                    ===========



    The accompanying notes are an integral part of this financial statement.

                             PAPP FOCUS FUND, INC.
                            STATEMENTS OF OPERATIONS
                 FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                                                2001              2000
                                                                         -----------       -----------
INVESTMENT INCOME:
Dividends                                                                $    19,238       $    20,987
Interest                                                                       4,906             5,582
Foreign taxes withheld                                                          (173)             --
                                                                         -----------       -----------
Total investment income                                                       23,971            26,569
                                                                         -----------       -----------

EXPENSES:
Management fee (Note 3)                                                       25,713            37,046
Auditing fees                                                                 12,750            10,200
Filing fees                                                                    9,963             7,031
Legal fees                                                                     5,076             5,987
Custodial fees                                                                 3,220             5,970
Transfer agent fees (Note 3)                                                   1,437             1,776
Directors' attendance fees                                                     1,200             1,100
Other fees                                                                       788             1,696
                                                                         -----------       -----------
Total expenses                                                                60,147            70,806
                                                                         -----------       -----------

Less costs reimbursed and fees waived by adviser (Note 3)                    (28,005)          (24,499)
                                                                         -----------       -----------
Net expenses                                                                  32,142            46,307
                                                                         -----------       -----------

Net investment loss                                                           (8,171)          (19,738)
                                                                         -----------       -----------

REALIZED AND UNREALIZED (LOSS)/GAIN
ON INVESTMENTS:
Proceeds from sales of securities                                          1,142,936         2,296,348
Cost of securities sold                                                   (1,324,875)       (2,035,797)
                                                                         -----------       -----------
Net realized (loss)/gain on investments sold                                (181,939)          260,551

Net change in unrealized appreciation on investments                        (337,351)         (256,275)
                                                                         -----------       -----------

   Net realized and unrealized (loss)/gain on investments                   (519,290)            4,276
                                                                         -----------       -----------

DECREASE IN NET ASSETS
    RESULTING FROM OPERATIONS                                            $  (527,461)      $   (15,462)
                                                                         ===========       ===========


   The accompanying notes are an integral part of these financial statements.




                             PAPP FOCUS FUND, INC.
                      STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                                      2001           2000
                                                               -----------    -----------
FROM OPERATIONS:
Net investment loss                                            $    (8,171)   $   (19,738)
Net realized (loss)/gain on investments sold                      (181,939)       260,551
Net change in unrealized appreciation on investments              (337,351)      (256,275)
                                                               -----------    -----------
Decrease in net assets resulting
from operations                                                   (527,461)       (15,462)
                                                               -----------    -----------

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net realized gain on investment securities sold - prior year        (2,135)          --
Net realized gain on investment securities sold                       --         (227,051)
                                                               -----------    -----------

Decrease in net assets resulting from
distributions to shareholders                                       (2,135)      (227,051)
                                                               -----------    -----------

FROM SHAREHOLDER TRANSACTIONS:
Proceeds from sale of shares                                        78,342        121,769
Net asset value of shares issued to shareholders
   in reinvestment of net realized gain on
   investment securities sold                                        1,667        161,140
Payments for redemption of shares                                 (437,513)      (712,168)
                                                               -----------    -----------

Decrease in net assets resulting
from shareholder transactions                                     (357,504)      (429,259)
                                                               -----------    -----------

Total decrease in net assets                                      (887,100)      (671,772)

Net assets at beginning of the period                            3,279,623      3,951,395
                                                               -----------    -----------

Net assets at end of period                                    $ 2,392,523    $ 3,279,623
                                                               ===========    ===========




   The accompanying notes are an integral part of these financial statements.




                              PAPP FOCUS FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2001


(1)   SIGNIFICANT ACCOUNTING POLICIES:

Papp Focus Fund, Inc. (the Fund) was incorporated on December 16, 1997 and is registered under the Investment Company Act of 1940 as an open-end, non-diversified management investment company. Operations of the Fund commenced on March 2, 1998. The Fund invests with the objective of long-term capital growth in the common stocks of a relatively small number of companies.

The policies described below are followed by the Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States.

         INVESTMENT IN SECURITIES

For purposes of computing the net asset value of a share of the Fund, securities traded on securities exchanges, or in the over-the-counter market in which transaction prices are reported, are valued at the last sales prices at the time of valuation or, lacking any reported sales on that day, at the most recent bid quotations. Securities for which quotations are not available and any other assets are valued at a fair value as determined in good faith by the Board of Directors.

Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date and interest is recorded on the accrual basis. Realized gains and losses from investment transactions and unrealized appreciation or depreciation are calculated on the identified cost basis.

         NET ASSET VALUE, ORDERS, AND REDEMPTIONS

The price per share for a purchase order or redemption request is the net asset value next determined after receipt of the order. The Fund's net asset value per share (NAV) is the value of a single share. It is computed by dividing the market value of a Fund's assets, less its liabilities, by the number of shares outstanding, and rounding the result to the nearest full cent. The NAV is determined as of the close of trading on the New York Stock Exchange, currently 4:00 p.m. Eastern Standard time, on any day on which that Exchange is open for trading.

         USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

         FEDERAL INCOME TAXES

The Fund's policy is to comply with the requirements of the Internal Revenue Code which are applicable to regulated investment companies. The Code requires that substantially all of the Fund's taxable income, as well as any net realized gain on sales of investments, are to be distributed to the shareholders. The Fund has complied with this policy and, accordingly, no provision for Federal income taxes is required.

At December 31, 2001, the capital loss carryforward for U.S. Federal income tax purposes is $181,939. This amount was incurred during 2001 and, as such, will expire December 31, 2009. The Fund may offset future capital gains with this capital loss carryforward.

         RECLASSIFICATIONS

Certain reclassifications have been made to the prior year statements to conform with current year presentation.


(2)   DIVIDENDS AND DISTRIBUTIONS:

Dividends and capital gain distributions are reinvested in additional shares of the Fund unless the shareholder has requested in writing to be paid by check. Dividends and distributions payable to its shareholders are recorded by the Fund on the ex-dividend date.

On December 26, 2001, a distribution was declared from net realized long-term capital gains of approximately $0.0091 a share aggregating $2,135. The distribution was paid on December 31, 2001, to shareholders of record on December 26, 2001

On December 27, 2000, a distribution was declared from net realized long-term capital gains of approximately $0.8988 a share aggregating $227,051. The distribution was paid on December 29, 2000, to shareholders of record on December 27, 2000.

There were no [significant] differences between the book basis and tax basis of distributions for the years ended December 31, 2001 and 2000.

(3)   TRANSACTIONS WITH AFFILIATES:

The Fund has an investment advisory and management services agreement with L. Roy Papp & Associates, LLP (the Manager). The Manager receives from the Fund, as compensation for its services, a fee accrued daily and payable monthly at an annual rate of 1% of the Fund's net assets. The Manager will reimburse the Fund to the extent the Fund's regular operating expenses during any of its fiscal years exceed 1.25% of its average daily net asset value in such year. A management fee expense reimbursement of $25,713 and $24,499 was required in 2001 and 2000, respectively. Additionally, the manager reimbursed the Fund $2,292 in 2001 for normal operating expenses. The Fund incurred fees of $1,437 and $1,776 in 2001 and 2000, respectively, from the Manager for providing shareholder and transfer agent services.

The Fund's independent directors receive $100 for each meeting of the Board of Directors attended on behalf of the Fund. Certain officers and/or directors of the Fund are also partners of the Manager and shareholders in the Fund. The Fund made no payments to its officers or directors, except to independent directors as stated above.


(4) PURCHASES AND SALES OF SECURITIES:

For the years ended December 31, 2001 and 2000, investment transactions excluding short-term investments were as follows:


                                         2001                      2000
                                   ----------                ----------
Purchases, at cost                   $731,257                $1,641,142
Sales                              $1,142,936                $2,296,348

5)    CAPITAL SHARE TRANSACTIONS:

At December 31, 2001, there were 25,000,000 shares of $.01 par value capital stock authorized. Transactions in capital shares of the Fund were as follows:


                                                     Proceeds            Shares
                                                    ---------           -------
Year ended December 31, 2001
Shares issued                                       $  78,342             7,145
Distributions reinvested                                1,667               161
Shares redeemed                                      (437,513)          (40,251)
                                                    ---------           -------
   Net decrease                                     $(357,504)          (32,945)
                                                    =========           =======

Year ended December 31, 2000
Shares issued                                       $ 121,769             8,762
Distributions reinvested                              161,140            12,891
Shares redeemed                                      (712,168)          (50,728)
                                                    ---------           -------
   Net decrease                                     $(429,259)          (29,075)
                                                    =========           =======

(6)   UNREALIZED APPRECIATION:

For the years ended December 31, 2001 and 2000, unrealized appreciation of portfolio securities for both financial statement and Federal income tax purposes is as follows:

                                                 2001                      2000
                                           ----------                ----------
Fair value                                 $2,216,539                $3,147,508
Original cost                              (1,916,934)               (2,510,552)
                                           ----------                ----------
      Net unrealized appreciation            $299,605                  $636,956
                                           ==========                ==========


As of December 31, 2001, gross unrealized gains on investments in which fair value exceeded cost, totaled $427,723 and gross unrealized losses on investments in which cost exceeded fair value totaled $128,118.

As of December 31, 2000, gross unrealized gains on investments in which fair value exceeded cost totaled $774,336 and gross unrealized losses on investments in which cost exceeded fair value totaled $137,380.

(7)   SELECTED FINANCIAL HIGHLIGHTS:

The following selected per share data has been calculated using revenues and expenses for the periods indicated, divided by the average number of shares outstanding during the periods. The ratios are calculated using the revenues and expenses for the period, divided by the average of the daily net assets of the Fund.




                                                                                                               Period Ended
                                                                  Years ended December 31,                     December 31,
                                                   2001                  2000                      1999              1998(A)
Net asset value, beginning
   of period                                 $    12.35            $    13.41                $    13.33          $    10.00
Income from operations:
      Net investment loss                         (0.08)                (0.09)                    (0.11)              (0.06)
      Net realized and unrealized
        (loss)/gain on investments                (1.97)                (0.07)                     0.19                3.39

          Total from operations                   (2.05)                (0.16)                     0.08                3.33

Less Distributions:
   Distribution of net realized
      gain                                        (0.01)                (0.90)                       --                  --
          Total distributions                     (0.01)                (0.90)                       --                  --

Net asset value, end of period               $    10.29            $    12.35                $    13.41          $    13.33

          Total return                          -16.61%                -1.28%                     0.60%              33.30%

Ratios/Supplemental Data:
   Net assets, end of period                 $2,392,523            $3,279,623                $3,951,395          $4,031,393
   Expenses to average
      net assets (B)                              1.25%                 1.25%                     1.25%               1.25%*
   Investment income to
     average net assets (C)                       0.93%                 0.72%                     0.54%                .70%*
   Portfolio turnover rate                       29.91%                45.72%                    53.85%              50.37%*


*    Annualized

(A)  From the date of commencement of operations (March 2, 1998).

(B) If the Fund had paid all of its expenses and there had been no reimbursement by the investment adviser, this ratio would have been 2.34%, 1.91%, 1.63% and 1.38% for the periods ended December 31, 2001, 2000, 1999 and 1998.

(C) Computed giving effect to investment adviser's expense limitation undertaking.



                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS



To the Board of Directors and Shareholders of Papp Focus Fund, Inc.:

We have audited the accompanying statement of assets and liabilities of Papp Focus Fund, Inc., (the Fund) including the schedule of portfolio investments, as of December 31, 2001, and the related statements of operations and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period ending December 31, 2001 and for the period from commencement of operations (March 2, 1998) through December 31, 1998. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Papp Focus Fund, Inc. as of December 31, 2001, the results of its operations and changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period ending December 31, 2001 and for the period from commencement of operations (March 2, 1998) through December 31, 1998, in conformity with accounting principles generally accepted in the United States.

                                                     /s/ Arthur Andersen LLP
                                                     Los Angeles, California
                                                     January 17, 2002


PAPP SMALL & MID-CAP GROWTH FUND, INC.
SCHEDULE OF PORTFOLIO INVESTMENTS
DECEMBER 31, 2001
                                                                                       Number               Fair
                                  Common Stocks                                     of Shares              Value
----------------------------------------------------------------------------------------------------------------
FINANCIAL SERVICES (13.9%)
  Bisys Group *
    (Provider of administration and information services
    to the financial services industry)                                                 5,000         $  319,950
  Concord EFS, Inc.*
    (Electronic transaction authorization, processing, and settlement services)         9,500            311,410
  DST Systems, Inc.*
    (Provides data processing, billing and outsourcing services to customers in the financial services, utility and
    telecommunications industries)                                                      2,000             99,700
  Fiserv, Inc.*
    (Provides data processing, information management and
     outsourcing services)                                                              5,000            211,600
  Investors Financial Services Corporation
     (Provides asset administration services to the financial
     services industry)                                                                 3,500            231,735
  SEI Corporation
    (Provider of trust management and accounting services,
    mutual fund and distribution services, and investment
    management services)                                                                4,000            180,440
                                                                                                      ----------
                                                                                                       1,354,835
                                                                                                      ----------
INDUSTRIAL SERVICES (12.8%)
  Catalina Marketing Corporation*
    (Provider of targeted marketing products and services to packaged
    goods companies and retailers)                                                      6,000            208,200
  Cintas Corporation
    (Uniform and textile rental company)                                                3,500            169,365
  Expeditors International of Washington, Inc.
    (International air freight forwarding)                                              4,500            256,275
  Forrester Research *
    (Provider of strategic technology research)                                         5,700            114,798
  Harte-Hanks, Inc.
    (Diversified marketing services provider)                                          10,000            281,700
  WPP Group PLC
    (Worldwide advertising agencies)                                                    4,089            220,397
                                                                                                      ----------
                                                                                                       1,250,735
                                                                                                      ----------
HEALTH CARE SERVICES (8.2%)
  Express Scripts, Inc.*
    (Independent pharmacy benefit manager)                                              6,500            303,940
  IMS Health, Inc.
    (Provider of information solutions and market
    research to pharmaceutical industry)                                               11,000            214,610
  Patterson Dental Company *
    (Distributor of dental supplies in the U.S. and Canada)                             7,000            286,510
                                                                                                      ----------
                                                                                                         805,060
                                                                                                      ----------

*Non-income producing security
    The accompanying notes are an integral part of this financial statement.




                     PAPP SMALL & MID-CAP GROWTH FUND, INC.
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               DECEMBER 31, 2001
                                                                                       Number               Fair
                            Common Stocks (continued)                               of Shares              Value
----------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & EQUIPMENT (7.3%)
  KLA-Tencor Corporation *
    (Designs and produces wafer inspection and process control
    equipment for the semiconductor industry)                                           4,300           $213,108
  Novellus Systems, Inc.*
    (Designs and manufactures semiconductor fabrication equipment)                      5,500            216,975
  Semtech Corporation*
    (Designs analog and mixed signal semiconductors)                                    8,000            285,520
                                                                                                      ----------
                                                                                                         715,603
                                                                                                      ----------

INVESTMENT MANAGEMENT (6.5%)
  Federated Investors
    (Major U.S. investment management company)                                         10,000            318,800
  T. Rowe Price Associates, Inc.
    (No-load mutual fund company)                                                       9,000            312,570
                                                                                                      ----------
                                                                                                         631,370
                                                                                                      ----------

INSTRUMENTS & TESTING (6.5%)
  National Instruments Corporation *
    (Supplier of computer based instrumentation products)                               6,500            243,490
  Waters Corporation*
    (Manufacturer of high performance instruments
    used for life sciences research)                                                   10,000            387,500
                                                                                                      ----------
                                                                                                         630,990
                                                                                                      ----------
CONSUMER PRODUCTS (6.2%)
  American Italian Pasta Corporation *
    (North American producer of private label pasta)                                    6,000            252,180
  Clorox Company
    (Manufacturer of bleach and other consumer products)                                9,000            355,950
                                                                                                      ----------
                                                                                                         608,130
                                                                                                      ----------
EDUCATIONAL PROVIDERS (5.4%)
  Apollo Group, Inc.*
    (Provider of higher education programs for working adults)                          6,000            270,060
  DeVry, Inc.*
    (Owns and operates post-secondary, technical education institutions)                9,000            256,050
                                                                                                      ----------
                                                                                                         526,110
                                                                                                      ----------
MEDICAL PRODUCTS (5.4%)
  Dentsply International, Inc.
    (Manufacturer of dental consumables and dental equipment)                           6,000            301,200
  Stryker Corporation
    Developer and manufacturer of surgical and medical devices)                         3,800            221,806
                                                                                                      ----------
                                                                                                         523,006
                                                                                                      ----------
ELECTRONIC EQUIPMENT (5.3%)
  American Power Conversion Corporation *
    (Producer of uninterruptible power supply products)                                 6,000             86,760
  Molex, Inc.
    (Supplier of interconnection products)                                             10,300            278,615

*Non-income producing security
    The accompanying notes are an integral part of this financial statement.



                     PAPP SMALL & MID-CAP GROWTH FUND, INC.
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               DECEMBER 31, 2001
                                                                                       Number               Fair
                            Common Stocks (continued)                               of Shares              Value
----------------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT (CONTINUED)
  Symbol Technologies, Inc.
    (Manufacturer of bar code based mobile computing systems)                           9,825         $  156,021
                                                                                                      ----------
                                                                                                         521,396
                                                                                                      ----------
SOFTWARE (5.2%)
  Advent Software, Inc. *
    (Develops and markets portfolio software for the investment
    management industry)                                                                5,000            249,750
  SunGard Data Systems, Inc. *
    (Develops software for investment support systems)                                  8,800            254,584
                                                                                                      ----------
                                                                                                         504,334
                                                                                                      ----------
SPECIALTY RETAILING (3.9%)
  BJ's Wholesale Club, Inc.*
    (Owns and operates discount warehouse clubs in Eastern U.S.)                        2,500            110,250
  Family Dollar Stores, Inc.
    (Self-service discount store chain)                                                 9,000            269,820
                                                                                                      ----------
                                                                                                         380,070
                                                                                                      ----------
RESTAURANTS (3.5%)
  Brinker International, Inc.*
    (Owns, operates, and franchises casual dining restaurants)                         11,450            340,752
                                                                                                      ----------

BIOTECHNOLOGY (3.4%)
  Techne Corporation*
    (Producer of biotechnology products)                                                9,000            331,650
                                                                                                      ----------

TELECOMMUNICATIONS (3.0%)
  ADC Telecommunications, Inc. *
    (Manufacturer and developer of data and voice networking products)                 14,000             64,400
  Plantronics, Inc. *
    (Manufactures lightweight telephone headsets)                                       9,000            230,760
                                                                                                      ----------
                                                                                                         295,160
                                                                                                      ----------
BROADCASTING AND PUBLISHING (1.9%)
  Saga Communications, Inc.*
    (Owns/operates radio and television stations)                                       9,000            186,300
                                                                                                      ----------

TOTAL COMMON STOCKS - 98.4%                                                                            9,605,501
CASH AND OTHER ASSETS, LESS LIABILITIES - 1.6%                                                           158,821
                                                                                                      ----------
NET ASSETS - 100%                                                                                     $9,764,322
                                                                                                      ==========
NET ASSET VALUE PER SHARE
(Based on 419,513 shares outstanding at December 31, 2001)                                            $    23.28
                                                                                                      ==========

*Non-income producing security
    The accompanying notes are an integral part of this financial statement.




                     PAPP SMALL & MID-CAP GROWTH FUND, INC.
                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2001


                                     ASSETS

Investment in securities at fair value (original
  cost $7,449,385 at December 31, 2001) (Note 1)                    $ 9,605,501
Cash                                                                    155,150
Dividends and interest receivable                                         3,671
                                                                    -----------
               Total assets                                         $ 9,764,322
                                                                    ===========



                                   NET ASSETS

Paid-in capital                                                     $ 7,876,916
Accumulated undistributed net investment loss                          (107,565)
Accumulated undistributed net realized loss on investments sold        (161,145)
Net unrealized appreciation on investments                            2,156,116
                                                                    -----------
               Net assets applicable to Fund shares outstanding     $ 9,764,322
                                                                    ===========


Fund shares outstanding                                                 419,513
                                                                    ===========

Net Asset Value Per Share                                           $     23.28
                                                                    ===========



    The accompanying notes are an integral part of this financial statement.

                     PAPP SMALL & MID-CAP GROWTH FUND, INC.
                            STATEMENTS OF OPERATIONS
                 FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                                    2001           2000
                                                             -----------    -----------
INVESTMENT INCOME:
  Dividends                                                  $    21,955    $    14,555
  Interest                                                         9,145          5,469
  Foreign taxes withheld                                            (108)          --
                                                             -----------    -----------
               Total investment income                            30,992         20,024
                                                             -----------    -----------

EXPENSES:
  Management fee (Note 3)                                         80,072         55,325
  Filing fees                                                     29,188         22,355
  Auditing fees                                                   12,750         10,200
  Custody fees                                                     5,543          8,091
  Legal Fees                                                       5,026          6,626
  Directors' attendance fees                                       1,200          1,100
  Transfer agent fees (Note 3)                                     1,200           --
  Printing and postage fees                                          952            955
                                                             -----------    -----------
               Total expenses                                    135,931        104,652
                                                             -----------    -----------

  Less fees waived by adviser (Note 3)                           (35,841)       (35,495)
                                                             -----------    -----------

               Net expenses                                      100,090         69,157
                                                             -----------    -----------

Net investment loss                                              (69,098)       (49,133)
                                                             -----------    -----------

REALIZED AND UNREALIZED (LOSS)/ GAIN
  ON INVESTMENTS:
  Proceeds from sale of securities                               827,323      2,217,826
  Cost of securities sold                                       (988,468)    (1,895,326)
                                                             -----------    -----------
      Net realized (loss)/gain on investments sold              (161,145)       322,500

      Net change in unrealized appreciation on investments       383,907      1,122,355
                                                             -----------    -----------

Net realized and unrealized gain on investments                  222,762      1,444,855
                                                             -----------    -----------

INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS                                  $   153,664    $ 1,395,722
                                                             ===========    ===========


   The accompanying notes are an integral part of these financial statements.




                     PAPP SMALL & MID-CAP GROWTH FUND, INC.
                      STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                                 2001           2000
                                                          -----------    -----------
FROM OPERATIONS:
   Net investment loss                                    $   (69,098)   $   (49,133)
   Net realized (loss)/gain on investments sold              (161,145)       322,500
   Net change in unrealized appreciation on investments       383,907      1,122,355
                                                          -----------    -----------

       Increase in net assets resulting from
       operations                                             153,664      1,395,722
                                                          -----------    -----------

FROM DISTRIBUTIONS TO SHAREHOLDERS:
   Net realized gain on investment securities sold
                                                                 --         (285,542)
                                                          -----------    -----------

        Decrease in net assets resulting from
        distributions to shareholders                            --         (285,542)
                                                          -----------    -----------

FROM SHAREHOLDER TRANSACTIONS:
   Proceeds from sale of shares                             3,065,195      1,344,920
   Net asset value of shares issued to shareholders
        in reinvestment of net investment income and
        net realized gain on investment securities sold          --          250,874
   Payments for redemption of shares                         (216,684)      (269,326)
                                                          -----------    -----------

        Increase in net assets resulting
        from shareholder transactions                       2,848,511      1,326,468
                                                          -----------    -----------

Total increase in net assets                                3,002,175      2,436,648
                                                          -----------    -----------

Net assets at beginning of the period                       6,762,147      4,325,499
                                                          -----------    -----------

Net assets at end of period                               $ 9,764,322    $ 6,762,147
                                                          ===========    ===========


   The accompanying notes are an integral part of these financial statements.




                     PAPP SMALL & MID-CAP GROWTH FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2001




(1)   SIGNIFICANT ACCOUNTING POLICIES:

Papp Small & Mid-Cap Growth Fund, Inc. (the Fund) was incorporated on September 15, 1998 and is registered under the Investment Company Act of 1940 as an open-end diversified management investment company. Operations of the Fund commenced on December 15, 1998. The Fund invests with the objective of long-term capital growth in the common stocks of small and mid-capitalization companies.

The policies described below are followed by the Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States.

         INVESTMENT IN SECURITIES

For purposes of computing the net asset value of a share of the Fund, securities traded on securities exchanges, or in the over-the-counter market in which transaction prices are reported, are valued at the last sales prices at the time of valuation or, lacking any reported sales on that day, at the most recent bid quotations. Securities for which quotations are not available and any other assets are valued at a fair value as determined in good faith by the Board of Directors.

Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date and interest is recorded on the accrual basis. Realized gains and losses from investment transactions and unrealized appreciation or depreciation are calculated on the identified cost basis.

         NET ASSET VALUE, ORDERS, AND REDEMPTIONS

The price per share for a purchase order or redemption request is the net asset value next determined after receipt of the order. The Fund's net asset value per share (NAV) is the value of a single share. It is computed by dividing the market value of a fund's assets, less its liabilities, by the number of shares outstanding, and rounding the result to the nearest full cent. The NAV is determined as of the close of trading on the New York Stock Exchange, currently 4:00 p.m. Eastern Standard time, on any day on which that Exchange is open for trading.

         USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

          FEDERAL INCOME TAXES

The Fund's policy is to comply with the requirements of the Internal Revenue Code which are applicable to regulated investment companies. The Code requires that substantially all of the Fund's taxable income, as well as any net realized gain on sales of investments, are to be distributed to the shareholders. The Fund has complied with this policy and, accordingly, no provision for Federal income taxes is required.

At December 31, 2001, the capital loss carryforward for U.S. Federal income tax purposes is $161,145. This amount was incurred during 2001 and, as such, will expire December 31, 2009. The Fund may offset future capital gains with this capital loss carryforward.

          RECLASSIFICATIONS

Certain reclassifications have been made to the prior year statements to conform with current year presentation.


(2)       DIVIDENDS AND DISTRIBUTIONS:

Dividends and capital gain distributions are reinvested in additional shares of the Fund unless the shareholder has requested in writing to be paid by check. Dividends and distributions payable to its shareholders are recorded by the Fund on the ex-dividend date.

On December 27, 2000, a distribution was declared from net realized long-term capital gains of approximately $1.0434 a share aggregating $285,542. The distribution was paid on December 29, 2000, to shareholders of record on December 27, 2000.

There were no [significant] differences between the book basis and tax basis of distributions for the year ended December 31, 2000.


(3)       TRANSACTIONS WITH AFFILIATES:

The Fund has an investment advisory and management services agreement with L. Roy Papp & Associates, LLP (the Manager). The Manager receives from the Fund, as compensation for its services, a fee accrued daily and payable monthly at an annual rate of 1% of the Fund's net assets. The Manager will reimburse the Fund to the extent the Fund's regular operating expenses during any of its fiscal years exceed 1.25% of its average daily net asset value in such year. A management fee expense reimbursement of $35,841 and $35,495 was required in 2001 and 2000, respectively. The Fund incurred fees of $1,200 in 2001 from the Manager for providing shareholder and transfer agent services.

The Fund's independent directors receive $100 for each meeting of the Board of Directors attended on behalf of the Fund. Certain officers and/or directors of the Fund are also partners of the Manager and shareholders in the Fund. The Fund made no payments to its officers or directors, except to independent directors as stated above.


(4)      PURCHASES AND SALES OF SECURITIES:

For the years ended December 31, 2001 and 2000, investment transactions excluding short-term investments were as follows:

                                              2001                 2000
                                        ----------           ----------
        Purchases, at cost              $3,606,034           $3,134,055
        Sales                           $  827,323           $2,217,826

(5)   CAPITAL SHARE TRANSACTIONS:

At December 31, 2001, there were 25,000,000 shares of $.01 par value capital stock authorized. Transactions in capital shares of the Fund were as follows:


                                                      Proceeds           Shares
                                                   -----------          -------
Year ended December 31, 2001
            Shares issued                          $ 3,065,195          135,472
            Distributions reinvested                      --               --
            Shares redeemed                           (216,684)          (9,661)
                                                   -----------          -------
                 Net increase                      $ 2,848,511          125,811
                                                   ===========          =======

Year ended December 31, 2000
            Shares issued                          $ 1,344,920           58,769
            Distributions reinvested                   250,874           10,675
            Shares redeemed                           (269,325)         (11,930)
                                                   -----------          -------
                 Net increase                      $ 1,326,469           57,514
                                                   ===========          =======


 (6)  UNREALIZED APPRECIATION:

For the years ended December 31, 2001 and 2000 unrealized appreciation of portfolio securities for both financial statement and Federal income tax purposes is as follows:

                                                          2001             2000
                                                    ----------       ----------
     Fair value                                     $9,605,501       $6,604,028
     Original cost                                  (7,449,385)      (4,831,819)
                                                    ----------       ----------

          Net unrealized appreciation               $2,156,116       $1,772,209
                                                    ==========       ==========

As of December 31, 2001, gross unrealized gains on investments in which fair value exceeded cost totaled $2,377,328 and gross unrealized losses on investments in which cost exceeded fair value totaled $221,212.

As of December 31, 2000, gross unrealized gains on investments in which fair value exceeded cost totaled $2,068,024 and gross unrealized losses on investments in which cost exceeded fair value totaled $295,815.

(7)   SELECTED FINANCIAL HIGHLIGHTS:

The following selected per share data has been calculated using revenues and expenses for the periods indicated, divided by the average number of shares outstanding during the periods. The ratios are calculated using the revenues and expenses for the period, divided by the average of the daily net assets of the Fund.

                                                                                     Period Ended
                                                Year ended December 31,              December 31,
                                        2001              2000             1999           1998(A)
Net asset value, beginning
   of period                      $    23.02        $    18.31        $    16.20       $    15.00
Income from operations:
      Net investment loss              (0.12)            (0.14)            (0.14)              --
      Net realized and unrealized
        gain on investments             0.38              5.89              2.25             1.20
                                  ----------        ----------        ----------       ----------

            Total from operations       0.26              5.75              2.11             1.20

Less Distributions:
   Dividend from investment
      income                              --                --                --               --
   Distribution of net realized
      gain                                --             (1.04)               --               --
                                  ----------        ----------        ----------       ----------

            Total distributions           --             (1.04)               --               --
                                  ----------        ----------        ----------       ----------

Net asset value, end of period    $    23.28        $    23.02        $    18.31       $    16.20
                                  ==========        ==========        ==========       ==========

            Total return               1.13%            31.32%            13.04%            8.00%
                                  ==========        ==========        ==========       ==========

Ratios/Supplemental Data:
   Net assets, end of period      $9,764,322        $6,762,147        $4,325,499       $1,566,225
   Expenses to average
      net assets (B)                   1.25%             1.25%             1.25%            1.25%*
   Investment income to
      average net assets (C)           0.39%             0.36%             0.32%            1.01%*
   Portfolio turnover rate            10.57%            40.42%            53.07%            0.00%*


*    Annualized

(A)  From the date of commencement of operations (December 15, 1998).

(B) If the Fund had paid all of its expenses and there had been no reimbursement by the investment adviser, this ratio would have been 1.69%, 1.89%, 1.68% and 1.56% for the periods ended December 31, 2001, 2000, 1999 and 1998 respectively.

(C) Computed giving effect to investment adviser's expense limitation undertaking.




                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS




To the Board of Directors and Shareholders of Papp Small & Mid-Cap Growth Fund, Inc.:

We have audited the accompanying statement of assets and liabilities of Papp Small & Mid-Cap Growth Fund, Inc., (the Fund) including the schedule of portfolio investments, as of December 31, 2001, and the related statements of operations and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period ending December 31, 2001 and for the period from commencement of operations (December 15, 1998) through December 31, 1998. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Papp Small & Mid-Cap Growth Fund, Inc. as of December 31, 2001, the results of its operations and changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period ending December 31, 2001 and for the period from commencement of operations (December 15, 1998) through December 31, 1998, in conformity with accounting principles generally accepted in the United States.


                                                      /s/ Arthur Andersen LLP
                                                      Los Angeles, California
                                                      January 17, 2002